As filed with the Securities and Exchange Commission on or about October 7, 1998

                    Registration No. 333-05265 and 811-07655
                      ------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [ ]

                        Pre-Effective Amendment No. __                [ ]

                        Post-Effective Amendment No. 4                [X]

                                     and/or

                             REGISTRATION STATEMENT
                   UNDER THE INVESTMENT COMPANY ACT OF 1940           [ ]

                                Amendment No. 7                       [X]
                        (Check appropriate box or boxes)

                              DRIEHAUS MUTUAL FUNDS
               (Exact Name of Registrant as Specified in Charter)
                               25 EAST ERIE STREET
                             CHICAGO, ILLINOIS 60611
          (Address of Principal Executive Offices, including Zip Code)

                            MARY H. WEISS, SECRETARY
                              DRIEHAUS MUTUAL FUNDS
                               25 EAST ERIE STREET
                             CHICAGO, ILLINOIS 60611
                     (Name and Address of Agent for Service)

                                    COPY TO:

                                CATHY G. O'KELLY
                        VEDDER, PRICE, KAUFMAN & KAMMHOLZ
                            222 NORTH LASALLE STREET
                             CHICAGO, ILLINOIS 60601

It is proposed that this filing will become effective (check appropriate box):

[ ]    Immediately upon filing pursuant to paragraph (b)
[ ]    On (date) pursuant to paragraph (b)
[ ]    60 days after filing pursuant to paragraph (a) (1)
[ ]    On December 31, 1998 pursuant to paragraph (a) (1)
[X]    75 days after filing pursuant to paragraph (a) (2)
[ ]    On (date) pursuant to paragraph (a) (2) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                              DRIEHAUS MUTUAL FUNDS
                              CROSS REFERENCE SHEET
                            (AS REQUIRED BY RULE 495)

ITEM NO.                                                                  LOCATION
----------------------------                                              --------------------------
PART A
Item 1.     Front and Back Cover Pages...............................     Front and Back Cover Pages

Item 2.     Risk/Return Summary:  Investments, Risks and Performance.     Summary

Item 3.     Risk/Return Summary:  Fee Table..........................     Summary

Item 4.     Investment Objectives, Principal Investment Strategies, and   The Funds; Investment Objectives and Principal
            Related Risks............................................     Investment Strategies; Main Risks; Portfolio
                                                                          Investments and Other Potential Risks;
                                                                          Restrictions on Each Fund?s Investments

Item 5.     Management's Discussion of Fund Performance..............     Inapplicable

Item 6.     Management, Organization and Capital Structure...........     Management of the Fund

Item 7.     Shareholder Information..................................     Shareholder Information

Item 8.     Distribution Arrangements................................     Inapplicable

Item 9.     Financial Highlights Information.........................     Summary-Financial Highlights

PART B

Item 10.    Cover Page and Table of Contents.........................     Cover Page, Table of Contents

Item 11.    Fund History.............................................     General Information and History

Item 12.    Investment Objectives and Policies.......................     Portfolio Investments and Risk Considerations;
                                                                          Investment Restrictions

Item 13.    Management of the Fund...................................     Management

Item 14.    Control Persons and Principal Holders of Securities......     Principal Shareholders

Item 15.    Investment Advisory and Other Services...................     Investment Advisory Services; Administrator;
                                                                          Custodian; Independent Public Accountants

Item 16.    Brokerage Allocation and Other Practices.................     Portfolio Transactions

Item 17.    Capital Stock and Other Securities.......................     General Information and History

Item 18.    Purchase, Redemption and Pricing of Securities...........     Purchases and Redemptions; Net Aset Value

Item 19.    Taxation of the Fund.....................................     Additional Income Tax Considerations

Item 20.    Underwriters.............................................     Inapplicable

Item 21.    Calculation of Performance Data..........................     Investment Performance

Item 22.    Financial Statements.....................................     Cover page of Statement of Additional
                                                                          Information

PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to the Registration Statement.

                                                   [DRIEHAUS INTERNATIONAL LOGO]

                                   PROSPECTUS                  DECEMBER 21, 1998

DRIEHAUS INTERNATIONAL GROWTH FUND

DRIEHAUS INTERNATIONAL DISCOVERY FUND

DRIEHAUS EUROPEAN OPPORTUNITY FUND

DRIEHAUS ASIA PACIFIC GROWTH FUND

DRIEHAUS EMERGING MARKETS GROWTH FUND

                                               DRIEHAUS MUTUAL FUNDS
                                               25 EAST ERIE STREET
                                               CHICAGO, ILLINOIS 60611
                                               1-800-560-6111

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful and complete. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

Overview....................................................      1
Driehaus International Growth Fund Summary..................      2
Driehaus International Discovery Fund Summary...............      9
Driehaus European Opportunity Fund Summary..................     14
Driehaus Asia Pacific Growth Fund Summary...................     17
Driehaus Emerging Markets Growth Fund Summary...............     22
The Funds...................................................     26
  Investment Philosophy.....................................     26
  Investment Objectives and Principal Investment
     Strategies.............................................     26
     Driehaus International Growth Fund.....................     26
     Driehaus International Discovery Fund..................     28
     Driehaus European Opportunity Fund.....................     28
     Driehaus Asia Pacific Growth Fund......................     30
     Driehaus Emerging Markets Growth Fund..................     31
  Related Risks.............................................     32
  Portfolio Investments and Other Risk Considerations.......     36
Management of the Fund......................................     41
Shareholder Information.....................................     44
  Net Asset Value...........................................     44
  Opening an Account........................................     44
  How to Purchase Shares....................................     45
  Purchase through Third Parties............................     46
  How to Redeem Shares......................................     47
  Additional Redemption Policies............................     48
  Execution of Requests.....................................     49
  Dividends and Account Policies............................     49
  Distributions and Taxes...................................     49
Investment Return...........................................     52
  Driehaus International Growth Fund........................     52
  Driehaus International Discovery Fund.....................     52

--------------------------------------------------------------------------------
                                    OVERVIEW
--------------------------------------------------------------------------------

GOAL OF THE DRIEHAUS MUTUAL FUNDS

Each of the Driehaus Mutual Funds strives to increase the value of your investment (capital appreciation). In other words, each Fund tries to buy stocks with a potential to appreciate in price. Each Fund has its own strategy for achieving this goal with a related risk/return profile but employs common growth techniques. Because stock markets go down in price as well as up, you may lose money investing in these Funds, so please review all the disclosure information carefully.

WHO MAY WANT TO INVEST IN THE FUNDS

These international growth funds may be an appropriate investment for you if you:

     - Are investing with long-term goals in mind (such as retirement or funding a child's education, which may be many years in the future)
     - Are willing to accept higher short-term risk in exchange for potential higher long-term returns
     - Are not looking for current income
     - Want to diversify your portfolio
     - Want to complement your U.S. holdings through equity investments in countries outside the United States
     - Can tolerate the increased price volatility, currency fluctuations and other risks associated with non-U.S. securities
     - Are prepared to receive taxable long-term and short-term capital gains

THE DRIEHAUS MUTUAL FUNDS ADVISER

Each of the Driehaus Mutual Funds is managed by Driehaus Capital Management, Inc., a registered investment adviser founded in 1982. The Adviser currently manages more than $2 billion.

--------------------------------------------------------------------------------
                   DRIEHAUS INTERNATIONAL GROWTH FUND SUMMARY
--------------------------------------------------------------------------------

GOAL AND STRATEGY

The Driehaus International Growth Fund seeks to maximize capital appreciation. To do so, the Fund invests in the stocks of foreign companies. Under normal market conditions, the Fund invests substantially all (no less than 65%) of its assets in at least three countries other than the United States. The Fund may invest a substantial portion of its assets in emerging markets from time to time.

The Fund uses a growth style of investment by investing in stocks which the Adviser believes have some or all the following characteristics:

     - Demonstrated sales growth and earnings
     - Improved sales outlook or opportunities
     - Dominant products or market niches
     - Cost restructuring programs which are expected to positively effect company earnings
     - Increased order backlogs, new product introductions, or industry developments which are expected to positively effect company earnings
The Adviser also considers macroeconomic information and technical information in evaluating stocks and countries for investment.

PORTFOLIO SECURITIES

The Fund invests primarily in the equity securities of foreign companies. In general, the Fund invests in companies with market capitalization of over $300 million and will not invest in securities of issuers with market capitalizations of less than $200 million.

PRINCIPAL RISK FACTORS

This is an international fund and therefore all the risks of foreign investment are present:

     - Fluctuation in exchange rates of foreign currencies and risks of devaluation
     - Less complete and reliable information about foreign companies
     - Less government supervision of some foreign securities markets
     - Restrictions on foreign investment and repatriation of capital
     - Less liquidity
     - Greater volatility
     - Political instability
     - Foreign economic problems like the Asian and Emerging Market crises
     - The new "Euro" and the uncertainty of the readiness of the financial markets for this new currency

This is a nondiversified fund; compared to other funds, this Fund may invest a greater percentage of assets in a particular issuer or a small number of issuers. The Fund may be subject to greater risks and substantial losses than diversified funds.

PERFORMANCE

The Fund's returns will vary, and you could lose money. The information below provides an illustration of how the Fund's performance has varied over time. The bar chart depicts the change in the Fund's performance from year-to-year during the years indicated. The table compares the Fund's average annual total returns for the periods indicated to a broad-based securities market index. The Fund's past performance does not necessarily indicate how it will perform in the future.

                ANNUAL RETURNS FOR THE YEARS ENDED DECEMBER 31*

1990                                                         5.29
1991                                                         8.14
1992                                                        17.41
1993                                                        19.21
1994                                                        23.84
1995                                                        25.21
1996                                                        17.50
1997                                                        18.73

As of September 30, 1998, the Fund's year-to-date return was X.XX%. During the period shown in the bar chart, the highest return for a quarter was X.XX% (quarter ended X/ XX/ XX) and the lowest return for a quarter was X.XX% (quarter ended X/ XX/ XX).

                          AVERAGE ANNUAL TOTAL RETURNS
                       (periods ended December 31, 1997)

                                               INTERNATIONAL     EAFE
                                               GROWTH FUND*     INDEX**
                                               -------------    -------
1 Year.....................................            %              %
5 Years....................................            %              %
Since Inception (July 1, 1990).............            %              %

-------------------
 * The International Growth Fund's performance data includes the performance of the Driehaus International Large Cap Fund, L.P. (the "Large Cap Partnership") for the periods before the Fund's registration statement became effective October 28, 1996. The Large Cap Partnership, which was established on July 1, 1990, was managed following substantially the same objective, policies and philosophies as are currently followed by the International Growth Fund. The International Growth Fund succeeded to the Large Cap Partnership's assets on October 28, 1996. The Large Cap Partnership was not registered under the Investment Company Act of 1940 ("1940 Act") and thus was not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Large Cap Partnership had been registered under the 1940 Act, its performance may have been adversely affected. The Large Cap Partnership's performance was restated to reflect estimated expenses of the International Growth Fund.

** The Morgan Stanley Capital International Europe, Australia and Far East Index
   (the "EAFE Index"). The EAFE Index is a widely recognized benchmark of non-U.S. stock markets. It is an unmanaged index composed of a sample of companies representative of the market structure of 17 European and Pacific Basin countries.

INVESTOR EXPENSES

SHAREHOLDER FEES. All Driehaus Mutual Funds are no-load investments, so you will not pay any shareholder fees (such as sales loads, redemption fees or exchange fees) when you buy or sell shares of the Fund. However, there is a $25 charge for payments of redemption proceeds by wire (which may be waived for certain financial institutions).

ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the Example shows, these costs are borne indirectly by shareholders.

FEES AND EXPENSES OF THE FUND. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum Sales Charge Imposed on Purchases...................    None
Maximum Deferred Sales Charge...............................    None
Maximum Sales Charge Imposed on Reinvested Dividends........    None
Redemption Fee..............................................    None
Exchange Fee................................................    None
Maximum Account Fee.........................................    None

FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

Management Fee..............................................    1.50%
Other Expenses..............................................        %*
Total Annual Fund Operating Expenses........................        %*

-------------------
* Such ratio does not reflect a voluntary fee waiver by the transfer agent;
  other expenses were actually      % and total fund operating expenses were
  actually      % after giving effect to the fee waiver. The fee waiver is voluntary by the transfer agent. Although the Fund anticipates that the fee waiver will continue through 1999, transfer agent may terminate the fee waiver at any time.

EXAMPLE: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund?s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $xx       $xx       $xx       $xx

                              FINANCIAL HIGHLIGHTS
                       DRIEHAUS INTERNATIONAL GROWTH FUND

This table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

                                                                    PERIOD FROM
                                                                OCTOBER 28, 1996(4)
                                                YEAR ENDED            THROUGH
                                              AUGUST 31, 1998     AUGUST 31, 1997
                                              ---------------   -------------------
Net asset value, beginning of period........                         $  10.00
  INCOME FROM INVESTMENT OPERATIONS:
     Net investment loss....................                            (0.05)
     Net gains on securities (both realized
       and unrealized)......................                             1.95
                                                                     --------
       Total from investment operations.....                             1.90
                                                                     --------
  LESS DISTRIBUTIONS:
     Dividends from net investment income...                             0.00
     Distributions from capital gains.......                             0.00
     Returns of capital.....................                             0.00
                                                                     --------
       Total distributions..................                             0.00
                                                                     --------
  Net asset value, end of period............                         $  11.90 (2)
                                                                     --------
       Total return.........................                            19.00%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)......                         $180,545
  Ratio of expenses to average net assets...                              2.1%(3)
  Ratio of net investment loss to average
     net assets.............................                            (0.67)(1)
  Portfolio turnover rate...................                           380.02%(2)

-------------------
(1) Annualized.

(2) Not annualized.

(3) Such ratios are after voluntary transfer agent fee waivers. The ratio of expenses to average net assets is 2.13% before fees waived.

(4) Commencement of operations.

--------------------------------------------------------------------------------
                 DRIEHAUS INTERNATIONAL DISCOVERY FUND SUMMARY
--------------------------------------------------------------------------------

GOAL AND STRATEGY

The Driehaus International Discovery Fund seeks to maximize capital appreciation. To do so, the Fund generally invests in the stocks of foreign companies with market capitalizations of less than $1 billion. Under normal market conditions, the Fund invests substantially all (no less than 65%) of its assets in at least three different countries other than the United States. The Fund may invest a substantial portion of its assets in emerging markets from time to time.

The Fund uses a growth style of investment by investing in stocks which the Adviser believes have some or all of the following characteristics:

     - Demonstrated sales growth and earnings
     - Improved sales outlook or opportunities
     - Dominant products or market niches
     - Cost restructuring programs which are expected to positively effect company earnings
     - Increased order backlogs, new product introductions, or industry developments which are expected to positively effect company earnings

The Adviser also considers macroeconomic information and technical information in evaluating stocks and countries for investment.

PORTFOLIO SECURITIES

The Fund invests primarily in the equity securities of small foreign companies. In general, the Fund invests in companies with market capitalization of less than $1 billion. The Fund may purchase companies with less than three years trading history.

PRINCIPAL RISK FACTORS

This is an international fund and therefore all the risks of foreign investment are present:

     - Fluctuation in exchange rates of foreign currencies and risks of devaluation
     - Less complete and reliable information about foreign companies
     - Less government supervision of some foreign securities markets
     - Restrictions on foreign investment and repatriation of capital
     - Less liquidity
     - Greater volatility
     - Political instability

     - Emerging market risk such as limited trading volume, expropriation, devaluation or other adverse political or social developments
     - Foreign economic problems like the Asian and Emerging Market crises
     - The new "Euro" and the uncertainty of the effect/readiness of the financial markets

The Fund invests in companies that are smaller, less established, with less liquid market for their stock and therefore may be riskier investments.

This is a nondiversified fund; compared to other funds, this Fund may invest a greater percentage of assets in a particular issuer or a small number of issuers. The Fund may be subject to greater risks and substantial losses than diversified funds.

PERFORMANCE

The Fund's returns will vary, and you could lose money. The information below provides an illustration of how the Fund's performance has varied over time. The bar chart depicts the change in the Fund's performance from year-to-year during the years indicated. The table compares the Fund's average annual total returns for the periods indicated to a broad-based securities market index. The Fund's past performance does not necessarily indicate how it will perform in the future.

                 ANNUAL RETURN FOR THE YEARS ENDED DECEMBER 31*

1990                                                          0
1991                                                          0
1992                                                          0
1993                                                          0
1994                                                          0
1995                                                          0
1996                                                          0
1997                                                          0

As of September 30, 1998, the Fund's year-to-date return was X.XX%. During the period shown in the bar chart, the highest return for a quarter was X.XX% (quarter ended X/ XX/ XX) and the lowest return for a quarter was X.XX% (quarter ended X/ XX/ XX).

                          AVERAGE ANNUAL TOTAL RETURNS
                       (periods ended December 31, 1997)

                                           INTERNATIONAL      EAFE
                                          DISCOVERY FUND*    INDEX**
                                          ---------------    -------
1 Year................................            %              %
5 Years...............................            %              %
Since Inception (October 1, 1989).....            %              %

-------------------
 * The International Discovery Fund's performance data includes the performance of the Driehaus International Small Cap Fund, L.P. (the "Small Cap Partnership") for the periods before the Fund's registration statement became effective. The Small Cap Partnership, which was established on October 1, 1989, was managed following substantially the same objective, policies and philosophies as are currently followed by the International Discovery Fund. The International Discovery Fund succeeded to the Small Cap Partnership's assets on December 21, 1998. The Small Cap Partnership was not registered under the Investment Company Act of 1940 ("1940 Act") and thus was not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Small Cap Partnership had been registered under the 1940 Act, its performance may have been adversely affected. The Small Cap Partnership's performance was restated to reflect estimated expenses of the International Discovery Fund.

** The Morgan Stanley Capital International Europe, Australia and Far East Index
   (the "EAFE Index"). The EAFE Index is a widely recognized benchmark of non-U.S. stock markets. It is an unmanaged index composed of a sample of companies representative of the market structure of 17 European and Pacific Basin countries.

INVESTOR EXPENSES

SHAREHOLDER FEES. All Driehaus Mutual Funds are no-load investments, so you will not pay any shareholder fees (such sales loads, redemption fees or exchange fees) when you buy or sell shares of the Fund. However, there is a $25 charge for payments of redemption proceeds by wire (which may be waived for certain financial institutions).

ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the Example on the following page shows, these costs are borne indirectly by shareholders.

FEES AND EXPENSES OF THE FUND. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge Imposed on Purchases...................    None
Maximum Deferred Sales Charge...............................    None
Maximum Sales Charge Imposed on Reinvested Dividends........    None
Redemption Fee..............................................    None
Exchange Fee................................................    None
Maximum Account Fee.........................................    None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
  from Fund assets)
Management Fee..............................................    1.50%
Other Expenses..............................................        %*
Total Annual Fund Operating Expenses........................        %*

EXAMPLE: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $xx       $xx       $xx       $xx

-------------------
* The Adviser has agreed to reduce its fee and absorb other operating expenses to the extent necessary to ensure that total annual fund operating expenses will not exceed 2.25% of average net assets during 1999. Therefore, actual
  "Other Expenses" and "Total Fund Operating Expenses" are expected to be      %
  and      %, respectively.

--------------------------------------------------------------------------------
                   DRIEHAUS EUROPEAN OPPORTUNITY FUND SUMMARY
--------------------------------------------------------------------------------

GOAL AND STRATEGY

The Driehaus European Opportunity Fund seeks to maximize capital appreciation. To do so, the Fund invests in the stocks of European companies. Under normal market conditions, the Fund invests substantially all (no less than 65%) of its assets in at least three European countries. The Fund may invest a substantial portion of its assets in emerging markets.

The Fund uses a growth style of investment by investing in stocks which the Adviser believes have some or all of the following characteristics:

     - Demonstrated sales growth and earnings
     - Improved sales outlook or opportunities
     - Dominant products or market niches
     - Cost restructuring programs which are expected to positively effect company earnings
     - Increased order backlogs, new product introductions, or industry developments which are expected to positively effect company earnings

The Adviser also considers macroeconomic information and technical information in evaluating stocks and countries for investment.

PORTFOLIO SECURITIES

The Fund invests primarily in the equity securities of European companies.

PRINCIPAL RISK FACTORS

This is an international fund and therefore all the risks of foreign investment are present:

     - Fluctuation in exchange rates of foreign currencies
     - Less public information about foreign companies
     - Less government supervision of some foreign securities markets
     - Restrictions on foreign investment and repatriation of capital
     - Less liquidity
     - Greater volatility
     - Political instability
     - Emerging market risk such as limited trading volume, expropriation, devaluation or other adverse political or social developments
     - Foreign economic problems like the Asian and Emerging Market crises
     - The new "Euro" and the uncertainty of the effect/readiness of the financial markets

INVESTOR EXPENSES

SHAREHOLDER FEES. All Driehaus Mutual Funds are no-load investments, so you will not pay any shareholder fees (such as sales loads, redemption fees or exchange fees) when you buy or sell shares of the Fund. However, there is a $25 charge for payments of redemption proceeds by wire (which may be waived for certain financial institutions).

ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the Example shows, these costs are borne indirectly by shareholders.

FEES AND EXPENSES OF THE FUND. This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum Sales Charge Imposed on Purchases...................    None
Maximum Deferred Sales Charge...............................    None
Maximum Sales Charge Imposed on Reinvested Dividends........    None
Redemption Fee..............................................    None
Exchange Fee................................................    None
Maximum Account Fee.........................................    None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

Management Fee..............................................    1.50%
Other Expenses..............................................        %*
Total Annual Fund Operating Expenses........................        %*

EXAMPLE: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR  3 YEARS   5 YEARS   10 YEARS
------  -------   -------   --------
 $xx      $xx       $xx       $xx

-------------------
* The Adviser has agreed to reduce its fee and absorb other operating expenses to the extent necessary to ensure that the total fund operating expenses will
  not exceed      % of average net assets during 1999. Therefore, actual "Other
  Expenses" and "Total Fund Operating Expenses" are expected to be      % and
       %, respectively.

--------------------------------------------------------------------------------
                   DRIEHAUS ASIA PACIFIC GROWTH FUND SUMMARY
--------------------------------------------------------------------------------

GOAL AND STRATEGY

The Driehaus Asia Pacific Growth Fund seeks to maximize capital appreciation. To do so, the Fund invests in the stocks of Asia Pacific companies. Under normal market conditions, the Fund invests substantially all (no less than 65%) of its assets in the Asia Pacific companies. The Fund invests a substantial portion of its assets in emerging markets.

The Fund uses a growth style of investment by investing in stocks which the Adviser believes have some or all of the following characteristics:

     - Demonstrated sales growth and earnings

     - Improved sales outlook or opportunities

     - Dominant products or market niches

     - Cost restructuring programs which are expected to positively effect company earnings

     - Increased order backlogs, new product introductions, or industry developments which are expected to positively effect company earnings

The Adviser also considers macroeconomic information and technical information in evaluating stocks and countries for investment.

PORTFOLIO SECURITIES

The Fund invests primarily in the equity securities of Asia Pacific companies.

PRINCIPAL RISK FACTORS

This is an international fund and therefore all the risks of foreign investment are present:

     - Fluctuation in exchange rates of foreign currencies and risks of devaluation

     - Less complete and reliable information about foreign companies

     - Less government supervision of some foreign securities markets

     - Restrictions on foreign investment and repatriation of capital

     - Less liquidity

     - Greater volatility

     - Political instability

     - Emerging market risk such as limited trading volume, expropriation, devaluation or other adverse political or social developments

     - Emerging market risks, such as limited trading volume

     - Foreign economic problems like the Asian and Emerging Market crises

This is a nondiversified fund; compared to other funds, this Fund may invest a greater percentage of assets in a particular issuer or a small number of issuers. The Fund may be subject to greater risks and substantial losses than diversified funds.

INVESTOR EXPENSES

SHAREHOLDER FEES. All Driehaus Mutual Funds are no-load investments, so you will not pay any shareholder fees (such as sales loads, redemption fees or exchange fees) when you buy or sell shares of the Fund. However, there is a $25 charge for payments of redemption proceeds by wire (which may be waived for certain financial institutions).

ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the Example shows, these costs are borne indirectly by shareholders.

FEES AND EXPENSES OF THE FUND. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum Sales Charge Imposed on Purchases...................    None
Maximum Deferred Sales Charge...............................    None
Maximum Sales Charge Imposed on Reinvested Dividends........    None
Redemption Fee..............................................    None
Exchange Fee................................................    None
Maximum Account Fee.........................................    None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

Management Fee..............................................    1.50%
Other Expenses..............................................       %*
Total Annual Fund Operating Expenses........................

     EXAMPLE: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
x$x..      $xx       $xx       $xx

-------------------
* The Adviser has agreed to reduce its fee and absorb other operating expenses to the extent necessary to ensure that total annual fund operating expenses will not exceed 2.95% of average net assets during 1999. Therefore, actual
  "Other Expenses" and "Total Fund Operating Expenses" were      % and      %,
  respectively.

                              FINANCIAL HIGHLIGHTS
                       DRIEHAUS ASIA PACIFIC GROWTH FUND

The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

                                                                PERIOD FROM
                                                            DECEMBER 31, 1997(4)
                                                                  THROUGH
                                                             SEPTEMBER 30, 1998
                                                            --------------------
Net asset value, beginning of period....................
  INCOME FROM INVESTMENT OPERATIONS:
     Net investment loss................................
     Net gains on securities (both realized and
       unrealized)......................................
       Total from investment operations.................
  LESS DISTRIBUTIONS:
     Dividends from net investment income...............
     Distributions from capital gains...................
     Returns of capital.................................
       Total distributions..............................
Net asset value, end of period..........................
Total return............................................
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)..................
  Ratio of expenses to average net assets...............
  Ratio of net investment loss to average net assets....
  Portfolio turnover rate...............................

-------------------
(1) Annualized.

(2) Not annualized.

(3) Such ratios are after the waiver of investment advisory fees. Without such
    waiver, the ratio of expenses to average net assets would have been      %.

(4) Commencement of operations.

--------------------------------------------------------------------------------
                 DRIEHAUS EMERGING MARKETS GROWTH FUND SUMMARY
--------------------------------------------------------------------------------

GOAL AND STRATEGY

The Driehaus Emerging Markets Growth Fund strives to maximize capital appreciation. To do so, the Fund invests in the stocks of companies in emerging markets around the world. Under normal market conditions, the Fund invests substantially all (no less than 65%) of its assets in emerging markets companies.

The Fund uses a growth style of investment by investing in stocks which the Adviser believes have some or all the following characteristics:

     - Demonstrated sales growth and earnings

     - Improved sales outlook or opportunities

     - Dominant products or market niches

     - Cost restructuring programs which are expected to positively effect company earnings

     - Increased order backlogs, new product introductions, or industry developments which are expected to positively effect company earnings

The Adviser also considers macroeconomic information and technical information in evaluating stocks and countries for investment.

PORTFOLIO SECURITIES

The Fund invests primarily in the equity securities of companies in emerging markets around the world.

PRINCIPAL RISK FACTORS

This is an international fund and therefore all the risks of foreign investment are present:

     - Fluctuation in exchange rates of foreign currencies and risks of devaluation

     - Less reliable and complete information about foreign companies

     - Less government supervision of some foreign securities markets

     - Restrictions on foreign investment and repatriation of capital

     - Less liquidity

     - Greater volatility

     - Political instability

     - Emerging market risk such as limited trading volume, expropriation, devaluation or other adverse political or social developments

     - Dependence of emerging market companies upon commodities which may be subject to economic cycles

     - Attempted control of commodity cycles by emerging market governments, which may result in shortages or severe price fluctuation

     - Foreign economic problems like the Asian and Emerging Market crises

     - The new "Euro" and the uncertainty of the effect/readiness of the financial markets

Some emerging markets are currently experiencing a currency crisis and there is some risk of a spreading crisis. This crisis has caused some countries to institute currency reform measures which inhibit the free flow of currency out of their country.

This is a nondiversified fund; compared to other funds, this Fund may invest a greater percentage of assets in a particular issuer or a small number of issuers. The Fund may be subject to greater risks and substantial losses than diversified funds.

INVESTOR EXPENSES

SHAREHOLDER FEES. All Driehaus Mutual Funds are no-load investments, so you will not pay any shareholder fees (such as sales loads, redemption fees or exchange fees) when you buy or sell shares of the Fund. However, there is a $25 charge for payments of redemption proceeds by wire (which may be waived for certain financial institutions).

ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the Example shows, these costs are borne indirectly by shareholders.

FEES AND EXPENSES OF THE FUND. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum Sales Charge Imposed on Purchases...................  None
Maximum Deferred Sales Charge...............................  None
Maximum Sales Charge Imposed on Reinvested Dividends........  None
Redemption Fee..............................................  None
Exchange Fee................................................  None
Maximum Account Fee.........................................  None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

Management Fee..............................................  1.50%
Other Expenses..............................................      %*
Total Annual Fund Operating Expenses........................      %*

EXAMPLE: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
$xx       $xx       $xx       $xx

-------------------
* The Adviser has agreed to reduce its fee and absorb other operating expenses to the extent necessary to ensure that total annual fund operating expenses will not exceed 2.75% of the average net assets during 1999. Therefore, actual
  "Other Expenses" and "Total Fund Operating Expenses" were      % and      %,
  respectively.

                              FINANCIAL HIGHLIGHTS
                     DRIEHAUS EMERGING MARKETS GROWTH FUND

The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

                                                     PERIOD FROM
                                                 DECEMBER 31, 1997(4)
                                                       THROUGH
                                                  SEPTEMBER 30, 1998
                                                 --------------------
Net asset value, beginning of period.........
  INCOME FROM INVESTMENT OPERATIONS:
     Net investment loss.....................
     Net gains on securities (both realized
       and unrealized).......................
       Total from investment operations......
  LESS DISTRIBUTIONS:
     Dividends from net investment income....
     Distributions from capital gains........
     Returns of capital......................
       Total distributions...................
Net asset value, end of period...............
Total return.................................
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's).......
  Ratio of expenses to average net assets....
  Ratio of net investment loss to average net
     assets..................................
  Portfolio turnover rate....................

-------------------
(1) Annualized.

(2) Not annualized.

(3) Such ratios are after the waiver of investment advisory fees. Without such
    waiver, the ratio of expenses to average net assets would have been      %.

(4) Commencement of operations.

--------------------------------------------------------------------------------
                                   THE FUNDS
--------------------------------------------------------------------------------

     The Driehaus International Growth Fund, Driehaus International Discovery Fund, Driehaus European Opportunity Fund, Driehaus Asia Pacific Growth Fund and Driehaus Emerging Markets Growth Fund (each a "Fund" and jointly the "Funds") are each a series of the Driehaus Mutual Funds (the "Trust"), an open-end management investment company. Driehaus Capital Management, Inc. (the "Adviser") provides management and investment advisory services to the Funds. Prospective investors should consider an investment in a Fund as a long-term investment. There is no assurance that a Fund will meet its investment objective.

INVESTMENT PHILOSOPHY

     The Adviser believes that over time revenue and earnings growth are the primary determinants of equity valuations. Accordingly, the Adviser concentrates its investments in companies which have demonstrated the ability to rapidly increase sales and earnings, as well as the potential for continued growth in the future. The Adviser evaluates the earnings quality of such companies to determine whether current earnings might indicate future results. Factors such as strong company earnings reports, increased order backlogs, new product introductions and industry developments alert the Adviser to potential investments. The Adviser combines this information with its own technical analyses to reach an overall determination about the attractiveness of specific securities. To a lesser extent, the Adviser also uses macroeconomics or country-specific analyses. While the Adviser seeks companies that have demonstrated superior earnings growth, the Adviser may also purchase the stock of companies based on the expectation of capital appreciation where there is no demonstrable record of earnings growth or increasing sales.

     The Adviser also considers numerous criteria in evaluating countries for investment and determining country and regional weights. Such criteria include the current and prospective growth rates of various economies, interest rate trends, inflation rates, trade balances and currency trends. The Adviser also reviews technical information on stock markets. The analysis may also involve considerations specific to a certain country or region of the world.

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

     DRIEHAUS INTERNATIONAL GROWTH FUND. The investment objective of the Driehaus International Growth Fund is to maximize capital appreciation. The Fund seeks to achieve its objective by investing primarily in the equity securities of foreign companies. Under normal market conditions, the Fund will invest substantially all (no less than 65%) of its assets in at least three countries other than the United States. There are no maximum limitations on the number of countries in which the Adviser can or must invest at a given time. There are also no specific limitations on the percentage of assets that may be invested in securities of issuers located in any one country at a given time. The Fund is a non-diversified fund. Current dividend income is not an investment consideration, and dividend income is incidental to the Fund's overall investment objective. The Fund generally will invest in securities of issuers with market capitalizations of greater than $300 million and will not invest in securities of issuers with market capitalizations of less than $200 million. The Fund may also invest in securities of issuers that, together with any predecessors, have been in continuous operation for less than three years.

     The securities markets of many developing economies are sometimes referred to as "emerging markets." Although the amount of the Fund's assets invested in emerging markets will vary over time, it is expected that a substantial portion of the Fund's assets will be invested in emerging markets. Currently, emerging markets generally include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries. The Fund is not limited to a specific percentage of assets that may be invested in a single emerging market country (although at all times the Fund must be invested in the assets of at least three countries). Historically, the Fund has invested a substantial portion of its assets in emerging markets and may do so at any time.

     Equity securities include common and preferred stock, bearer and registered shares, savings shares, warrants or rights or options that are convertible into common stock, debt securities that are convertible into common stock, depositary receipts for those securities, and other classes of stock that may exist. The Fund may purchase foreign securities in the form of sponsored or unsponsored depositary receipts or other securities representing underlying shares of foreign issuers. Generally, the Fund will purchase depositary receipts, rather than invest directly in the underlying shares of a foreign issuer, for liquidity, timing or transaction cost reasons. The Fund may also invest in domestic and foreign investment companies which, in turn, invest primarily in securities which the Fund could hold directly.

     The Adviser generally intends to remain fully invested. However, as a temporary defensive measure, the Fund may hold some or all of its assets in cash or cash equivalents in domestic and foreign currencies, invest in domestic and foreign money market securities (including repurchase agreements), purchase short-term debt securities of U.S. or foreign government or corporate issuers, or invest in money market funds which purchase one or more of the foregoing. The Fund may also purchase such securities if the Adviser believes they may be necessary to meet the Fund's liquidity needs. During periods of time when the Fund is invested defensively, the Fund may not achieve its investment objective.

     DRIEHAUS INTERNATIONAL DISCOVERY FUND. The investment objective of the Driehaus International Discovery Fund is to maximize capital appreciation. The Fund seeks to achieve its objective by investing primarily in the equity securities of small foreign companies. The Fund generally will invest in securities of issuers with market capitalizations of $1 billion or less. Under normal market conditions, the Fund will invest substantially all (no less than 65%) of its assets in at least three countries other than the United States. There are no maximum limitations on the number of countries in which the Adviser can or must invest at a given time. There are also no specific limitations on the percentage of assets that may be invested in securities of issuers located in any one country at a given time. The Fund is a non-diversified fund. Current dividend income is not an investment consideration, and dividend income is incidental to the Fund's overall investment objective. The Fund may also invest in securities of issuers that, together with any predecessors, have been in continuous operation for less than three years.

     The securities markets of many developing economies are sometimes referred to as "emerging markets." Although the amount of the Fund's assets invested in emerging markets will vary over time, it is expected that a substantial portion of the Fund's assets will be invested in emerging markets. Currently, emerging markets generally include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries. The Fund is not limited to a specific percentage of assets that may be invested in a single foreign country (although at all times the Fund must be invested in the assets of at least three countries). Historically, the Fund has invested a substantial portion of its assets in emerging markets and may do so at any time.

     Equity securities include common and preferred stock, bearer and registered shares, savings shares, warrants or rights or options that are convertible into common stock, debt securities that are convertible into common stock, depositary receipts for those securities, and other classes of stock that may exist. The Fund may purchase foreign securities in the form of sponsored or unsponsored depositary receipts or other securities representing underlying shares of foreign issuers. Generally, the Fund will purchase depositary receipts, rather than invest directly in the underlying shares of a foreign issuer, for liquidity, timing or transaction cost reasons. The Fund may also invest in domestic and foreign investment companies which, in turn, invest primarily in securities which the Fund could hold directly.

     The Adviser generally intends to remain fully invested. However, as a temporary defensive measure, the Fund may hold some or all of its assets in cash or cash equivalents in domestic and foreign currencies, invest in domestic and foreign money market securities (including repurchase agreements), purchase short-term debt securities of U.S. or foreign government or corporate issuers, or invest in money market funds which purchase one or more of the foregoing. The Fund may also purchase such securities if the Adviser believes they may be necessary to meet the Fund's liquidity needs. During periods of time when the Fund is invested defensively, the Fund may not achieve its investment objective.

     DRIEHAUS EUROPEAN OPPORTUNITY FUND. The investment objective of the Driehaus European Opportunity Fund is to maximize capital appreciation. The Fund pursues its objective by investing primarily in the equity securities of European companies. At least 65% of the Fund's assets will be invested in the equity securities of European companies. The Fund considers European companies to be (i) companies organized under the laws of a European country or having securities which are traded principally on an exchange or over-the-counter in a European country; or (ii) companies which, regardless of where organized or traded, have a significant amount of assets located in and/or derive a significant amount of their revenues from goods purchased or sold, investments made, or services performed in or with European countries. Currently, European countries include Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. The Fund may invest in Eastern European companies. As the Eastern European markets develop the manager expects to invest more assets in that part of Europe. There are no minimum limitations on the number of countries in which the Adviser can or must invest at a given time. There are no specific limitations on the percentage of assets that may be invested in securities of issuers located in any one country at a given time; the Fund may invest significant assets in any single European country. The Fund is a non-diversified fund. Current dividend income is not an investment consideration, and dividend income is incidental to the Fund's overall investment objective. The Fund may also invest in securities of issuers that, together with any predecessors, have been in continuous operation for less than three years.

     The securities markets of many developing economies are sometimes referred to as "emerging markets." Although the amount of the Fund's assets invested in emerging markets will vary over time, it is expected that a substantial portion of the Fund's assets will be invested in emerging markets. Currently, emerging markets generally include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries. The Fund is not limited to a specific percentage of assets that may be invested in a single foreign country (although at all times the Fund must be invested in the assets of at least three countries).

     Equity securities include common and preferred stock, bearer and registered shares, savings shares, warrants or rights or options that are convertible into common stock, debt securities that are convertible into common stock, depositary receipts for those securities, and other classes of stock that may exist. The Fund may purchase foreign securities in the form of sponsored or unsponsored depositary receipts or other securities representing underlying shares of foreign issuers. Generally, the Fund will purchase depositary receipts, rather than invest directly in the underlying shares of a foreign issuer, for liquidity, timing or transaction cost reasons. The Fund may also invest in domestic and foreign investment companies which, in turn, invest primarily in securities which the Fund could hold directly.

     The Adviser generally intends to remain fully invested. However, as a temporary defensive measure, the Fund may hold some or all of its assets in cash or cash equivalents in domestic and foreign currencies, invest in domestic and foreign money market securities (including repurchase agreements), purchase short-term debt securities of U.S. or foreign government or corporate issuers, or invest in money market funds which purchase one or more of the foregoing. The Fund may also purchase such securities if the Adviser believes they may be necessary to meet the Fund's liquidity needs. During periods of time when the Fund is invested defensively, the Fund may not achieve its investment objective.

     DRIEHAUS ASIA PACIFIC GROWTH FUND. The investment objective of the Driehaus Asia Pacific Growth Fund is to maximize capital appreciation. The Fund pursues its objective by investing primarily in the equity securities of Asia Pacific companies. At least 65% of the Fund's assets will be invested in the equity securities of Asia Pacific companies. The Fund considers Asia Pacific companies to be (i) companies organized under the laws of an Asia Pacific country or having securities which are traded principally on an exchange or over-the-counter in an Asia Pacific country; or (ii) companies which, regardless of where organized or traded, have a significant amount of assets located in and/or derive a significant amount of their revenues from goods purchased or sold, investments made, or services performed in or with Asia Pacific countries. Currently, Asia Pacific countries include Australia, The People's Republic of China (including Hong Kong), India, Indonesia, Japan, South Korea, Malaysia, New Zealand, Pakistan, the Philippines, Singapore, Sri Lanka, Taiwan and Thailand. There are no minimum limitations on the number of countries in which the Adviser can or must invest at a given time. There are no specific limitations on the percentage of assets that may be invested in securities of issuers located in any one country at a given time; the Fund may invest significant assets in any single Asia Pacific country. The Fund is a non-diversified fund. Current dividend income is not an investment consideration, and dividend income is incidental to the Fund's overall investment objective. It is expected that a substantial portion of the Fund's assets will be invested in securities in emerging markets. The Fund may also invest in securities of issuers that, together with any predecessors, have been in continuous operation for less than three years.

     The securities markets of many developing economies are sometimes referred to as "emerging markets." Although the amount of the Fund's assets invested in emerging markets will vary over time, it is expected that a substantial portion of the Fund's assets will be invested in emerging markets. Currently, emerging markets generally include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries. The Fund is not limited to a specific percentage of assets that may be invested in a single foreign country (although at all times the Fund must be invested in the assets of at least three countries).

     Equity securities include common and preferred stock, bearer and registered shares, savings shares, warrants or rights or options that are convertible into common stock, debt securities that are convertible into common stock, depositary receipts for those securities, and other classes of stock that may exist. The Fund may purchase foreign securities in the form of sponsored or unsponsored depositary receipts or other securities representing underlying shares of foreign issuers. Generally, the Fund will purchase depositary receipts, rather than invest directly in the underlying shares of a foreign issuer, for liquidity, timing or transaction cost reasons. The Fund may also invest in domestic and foreign investment companies which, in turn, invest primarily in securities which the Fund could hold directly.

     The Adviser generally intends to remain fully invested. Under normal circumstances, the Adviser intends to leave the Fund fully invested; however, during the current economic crisis or at other times when financial markets in the Asia Pacific region are unstable, the Adviser may hold as much as 25% of the Fund's net assets in cash or cash equivalents. However, as a temporary defensive measure, the Fund may hold some or all of its assets in cash or cash equivalents in domestic and foreign currencies, invest in domestic and foreign money market securities (including repurchase agreements), purchase short-term debt securities of U.S. or foreign government or corporate issuers. The Fund may also purchase such securities if the Adviser believes they may be necessary to meet the Fund's liquidity needs, or invest in money market funds which purchase one or more of the foregoing. During periods of time when the Fund is not fully invested, the Fund may not achieve its investment objective.

     DRIEHAUS EMERGING MARKETS GROWTH FUND. The investment objective of the Driehaus Emerging Markets Growth Fund is to maximize capital appreciation. The Fund pursues its objective by investing primarily in the equity securities of emerging market companies. Emerging market companies are (i) companies organized under the laws of an emerging market country or having securities which are traded principally on an exchange or over-the-counter in an emerging market country; or (ii) companies which, regardless of where organized or traded, have a significant amount of assets located in and/or derive a significant amount of their revenues from goods purchased or sold, investments made or services performed in or with emerging market countries. Currently, emerging markets include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European Countries. At least 65% of the Fund's assets will be invested in the equity securities of emerging markets companies. There are also no specific limitations on the percentage of assets that may be invested in securities of issuers located in any one country at a given time; the Fund may invest significant assets in any single emerging market country. The Fund is a non-diversified fund. Current dividend income is not an investment consideration and dividend income is incidental to the Fund's overall investment objective. The Fund may also invest in securities of issuers, that, together with any predecessors, have been in continuous operation for less than three years.

     Equity securities include common and preferred stock, bearer and registered shares, savings shares, warrants or rights or options that are convertible into common stock, debt securities that are convertible into common stock, depositary receipts for those securities, and other classes of stock that may exist. The Fund may purchase foreign securities in the form of sponsored or unsponsored depositary receipts or other securities representing underlying shares of foreign issuers. Generally, the Fund will purchase depositary receipts, rather than invest directly in the underlying shares of a foreign issuer, for liquidity, timing or transaction cost reasons. The Fund may also invest in domestic and foreign investment companies which, in turn, invest primarily in securities which the Fund could hold directly.

     The Adviser generally intends to remain fully invested. Under normal circumstances, the Adviser intends to have the Fund fully invested; however, during the current economic crisis or at other times when financial markets in the emerging market countries are unstable, the Adviser may hold as much as 25% of the Fund's net assets in cash or cash equivalents. However, as a temporary defensive measure, the Fund may hold some or all of its assets in cash or cash equivalents in domestic and foreign currencies, invest in domestic and foreign money market securities (including repurchase agreements), purchase short-term debt securities of U.S. or foreign government or corporate issuers, or invest in money market funds which purchase one or more of the foregoing. The Fund may also purchase such securities if the Adviser believes they may be necessary to meet the Fund's liquidity needs. During periods of time when the Fund is not fully invested, the Fund may not achieve its investment objective.

RELATED RISKS

     All investments, including those in mutual funds, have risks. No investment is suitable for all investors. EACH FUND IS INTENDED FOR LONG-TERM INVESTORS WHO CAN ACCEPT THE RISKS ENTAILED IN INVESTING IN FOREIGN SECURITIES. Of course, there can be no assurance that a Fund will achieve its objective.

     FOREIGN SECURITIES AND CURRENCIES. All of the Funds invest in foreign securities. Investing outside the United States involves different opportunities and different risks than domestic investments. The Adviser believes that it may be possible to obtain significant returns from a Fund's portfolio of foreign investments and to achieve increased diversification in comparison to a personal investment portfolio invested solely in United States securities. An investor may gain increased diversification by adding securities from various foreign countries (i) which offer different investment opportunities,
(ii) that generally are affected by different economic trends, and (iii) whose stock markets do not generally move in a manner parallel to United States markets. At the same time, these opportunities and trends involve risks that may not be encountered in United States investments.

     Investors should understand and consider carefully the greater risks involved in foreign investing. Investing in foreign securities -- positions which are generally denominated in foreign currencies -- and utilization of forward foreign currency exchange contracts involve certain considerations comprising both risks and opportunities not typically associated with investing in U.S. securities. These considerations include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulations or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers, and issuers of securities; lack of uniform accounting, auditing and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; possible imposition of foreign taxes; possible investment in the securities of companies in developing as well as developed countries; the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions and other adverse political, social or diplomatic developments that could affect investment in these nations; and sometimes less advantageous legal, operational and financial protections applicable to foreign subcustodial arrangements.

     To the extent portfolio securities are issued by foreign issuers or denominated in foreign currencies, a Fund's investment performance is affected by the strength or weakness of the U.S. dollar against these currencies. For example, if the dollar falls relative to the Japanese yen, the dollar value of a yen-denominated stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the yen-denominated stock will fall.

     EMERGING MARKET RISKS. The Driehaus Emerging Markets Growth Fund invests primarily in emerging markets. Many of the countries of the Asia Pacific region still have developing markets and, therefore, the Driehaus Asia Pacific Growth Fund will have a substantial portion of its assets in emerging markets. However, the Driehaus International Growth Fund, the Driehaus International Discovery Fund, and the Driehaus European Discovery Fund may also invest a substantial portion of their assets in emerging market securities. The risks described above for foreign securities, including the risks of nationalization and expropriation of assets, are typically increased to the extent that a

Fund invests in issuers located in less developed and developing nations. These securities markets are sometimes referred to as "emerging markets." Investments in securities of issuers located in such countries are speculative and subject to certain special risks. The political and economic structures in many of these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic characteristic of more developed countries. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies. Some countries have inhibited the conversion of their currency to another. The currencies of certain emerging market countries have experienced devaluation relative to the U.S. dollar, and continued devaluations may adversely affect the value of a Fund's assets denominated in such currencies. There is some risk of currency contagion; the devaluation of one currency leading to the devaluation of another. As one country's currency experiences "stress," there is concern that the "stress" may spread to another currency. Many emerging markets have experienced substantial, and in some periods extremely high, rates of inflation for many years. Continued inflation may adversely affect the economies and securities markets of such countries. In addition, unanticipated political or social developments may affect the value of a Fund's investments in these countries and the availability to the Fund of additional investments in these countries. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make a Fund's investments in such countries illiquid and more volatile than investments in more developed countries, and the Fund may be required to establish special custodial or other arrangements before making investments in these countries. There may be little financial or accounting information available with respect to issuers located in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

     Based upon the apparent correlation between commodity cycles and a country's securities markets, additional risk may exist.

     ASIA PACIFIC REGION RISKS. The Driehaus Asia Pacific Growth Fund invests primarily in the equity securities of companies in the Asia Pacific region. The Driehaus International Growth Fund, Driehaus International Discovery Fund and the Driehaus Emerging Markets Growth Fund also may invest in this region. Some countries in the Asian Pacific region have undergone recent well-publicized, but unprecedented economic instability. Certain issuers absorbed substantial losses due to adverse changes in the financial conditions or the market's assessment of particular issuers. Moreover, the currencies of some countries in the region underwent rapid devaluation prompting governmental efforts to stabilize the currency. While the Adviser believes that this situation presents an opportunity for long-term investors, in the short-term the stocks of Asia Pacific issuers may remain volatile.

     EUROPEAN RISKS. The Driehaus European Growth Fund invests primarily in the equity securities in the European region. The Driehaus International Growth Fund, Driehaus International Discovery Fund and Driehaus Emerging Markets Growth Fund also may invest in this region. Some countries in Europe have recently participated in a well-publicized effort to form a monetary union, known as the European Monetary Union ("EMU"), in an effort to, among other things, reduce barriers between countries and eliminate fluctuations in their currencies. As part of that monetary union, local currency for the eleven participating countries will be converted to a common currency called the Euro. The conversion begins January 1, 1999, and is expected to continue for several years. Accommodating the new currency poses risk to the market participants, banks, investors, companies, and exchanges of the European region. The impact of the conversion cannot yet be determined, and the Adviser can give no assurance that the conversion will not have an adverse effect on the Funds' investments and operations.

     DIVERSIFICATION. Each Fund is non-diversified, meaning that it is not limited in the proportion of its assets that it may invest in the obligations of a single issuer or in a single country. Each Fund will, however, comply with diversification requirements imposed by the Internal Revenue Code for qualification as a regulated investment company. As a non-diversified fund, each Fund may invest a greater proportion of its assets in the securities of a small number of issuers, and may be subject to greater risk and substantial losses as a result of changes in the financial condition or the market's assessment of the issuers.

     YEAR 2000. The investment management and advisory services provided to the Funds by the Adviser and the Funds' custodian and the services provided to shareholders by the administrator/transfer agent depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the handling of securities trades, pricing and account services. The Adviser, the custodian, and the administrator/transfer agent have been actively working on necessary changes to their own computer systems to prepare for the year 2000 and expect that their systems will be adapted before that date, but there can be no assurance that they will be successful, or that interactions with other non-complying computer systems will not impair their services at that time.

     In addition, it is possible that the markets for securities in which the Funds invests may be detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. In addition, corporate and governmental data processing errors may result in production problems for individual companies and overall economic uncertainties. Earnings of individual issuers will be affected by remediation costs, which may be substantial and may be reported inconsistently in U.S. and foreign financial statements. Accordingly, the investments of the Funds may be adversely affected.

PORTFOLIO INVESTMENTS AND OTHER RISK CONSIDERATIONS

     There are specific restrictions on each Fund's investments. Such restrictions are detailed in the Statement of Additional Information. Each Fund may utilize from time to time one or more of the investment practices described below to assist it in reaching its investment objective. These practices involve potential risks which are summarized below. In addition, the Statement of Additional Information contains more detailed or additional information about certain of these practices, the potential risks and/or the limitations adopted by each Fund to help manage such risks.

     SMALL AND MEDIUM-SIZED COMPANIES. Each of the Funds may invest in the securities of small- and medium-sized companies. While small-and medium-sized companies generally have the potential for rapid growth, the securities of these companies often involve greater risks than investments in larger, more established companies because small- and medium-sized companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances the securities of small- and medium-sized companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of small- and medium-sized companies may be subject to greater and more abrupt price fluctuations and, for large sales, a Fund may have to sell such holdings at discounts from quoted prices or make a series of small sales over an extended period of time.

     CURRENCY HEDGING. Due to the investments in foreign securities, the value of a Fund in U.S. dollars is subject to fluctuations in the exchange rate between foreign currencies and the U.S. dollar. When, in the opinion of the Adviser, it is desirable to limit or reduce exposure in a foreign currency, the Funds may enter into a forward currency exchange contract to sell or buy such foreign currency (or another foreign currency that acts as a proxy for that currency) ("forward currency contract"). Through the contract, the U.S. dollar value of certain underlying foreign portfolio securities can be approximately matched by an equivalent U.S. dollar liability. This technique is known as "currency hedging." By locking in a rate of exchange, currency hedging is intended to moderate or reduce the risk of change in the U.S. dollar value of a Fund during the period of the forward contract. A default on a contract would deprive a Fund of unrealized profits or force the Fund to cover its commitments for purchase or sale of currency, if any, at the current market price.

     The use of forward currency contracts (for transaction or portfolio hedging) will not eliminate fluctuations in the prices of portfolio securities or prevent loss if the price of such securities should decline. In addition, such forward currency contracts will diminish the benefit of the appreciation in the U.S. dollar value of that foreign currency.

     SETTLEMENT TRANSACTIONS. A Fund trading a foreign security is usually required to settle the purchase transaction in the relevant foreign currency or receive the proceeds of the sale in that currency. At or near the time of the transaction, the Fund may wish to lock in the U.S. dollar value at the exchange rate or rates then prevailing between the U.S. dollar and the currency in which the security is denominated. Transaction hedging may be accomplished on a forward basis, whereby the Fund purchases or sells a specific amount of foreign currency, at a price set at the time of the contract, for receipt or delivery at either a specified date or at any time within a specified time period. Transaction hedging also may be accomplished by purchasing or selling such foreign currencies on a "spot," or cash, basis. In so doing, the Fund will attempt to insulate itself against possible losses and gains resulting from a change in the relationship between the U.S. dollar and the foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received and the transaction settled. Similar transactions may be entered into by using other currencies. The Fund may also settle certain trades in U.S. dollars. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors, including the imposition of exchange controls, suspension of settlements or the inability to deliver or receive a specified currency.

     DERIVATIVES. In seeking to achieve its desired investment objective, provide additional revenue or hedge against changes in security prices, interest rates or currency fluctuations, each Fund may: (1) purchase and write both call options and put options on securities, indices and foreign currencies; (2) enter into interest rate, index and foreign currency futures contracts; (3) write options on such futures contracts; (4) purchase other types of forward or investment contracts linked to individual securities, indices or other benchmarks; and (5) enter into various equity or interest rate transactions, such as swaps, caps, floors or collars, and may enter into various currency transactions such as forward currency contracts, currency futures contracts, currency swaps or options on currencies ("derivatives"). Each Fund may write a call or put option only if the option is covered. As the writer of a covered call option, each Fund forgoes, during the option's life, the opportunity to profit from increases in market value of the security covering the call option above the sum of the premium and the exercise price of the call. There can be no assurance that a liquid market will exist when a Fund seeks to close out a position. In addition, because futures positions may require low margin deposits, the use of futures contracts involves a high degree of leverage and may result in losses in excess of the amount of the margin deposit.

     The successful use of derivatives depends on the Adviser's ability to correctly predict changes in the levels and directions of movements in currency exchange rates, security prices, interest rates and other market factors affecting the derivative itself or the value of the underlying asset or benchmark. In addition, correlations in the performance of an underlying asset to a derivative may not be well established. Finally, privately negotiated and over-the-counter derivatives may not be as well regulated and may be less marketable than exchange-traded derivatives.

     ILLIQUID SECURITIES. Each Fund may invest up to 15% of its net assets in illiquid securities. Not readily marketable, they include restricted securities and repurchase obligations maturing in more than seven days. Certain restricted securities that may be resold to institutional investors under Rule 144A of the Securities Act of 1933, and Section 4(2) commercial paper may be deemed liquid under guidelines adopted by the Fund's Board of Trustees. The absence of a trading market can make it difficult to ascertain a market value for illiquid or restricted securities. Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expenses, and it may be difficult or impossible for a Fund to sell them promptly at an acceptable price.

     CONVERTIBLE SECURITIES. While convertible securities purchased by the Funds are frequently rated investment grade, a Fund also may purchase unrated securities or securities rated below investment grade if the securities meet the Adviser's other investment criteria. Each Fund does not currently intend to invest more than 5% of its total assets in below investment grade convertible securities. Convertible securities rated below investment grade (a) tend to be more sensitive to interest rate and economic changes, (b) may be obligations of issuers who are less creditworthy than issuers of higher quality convertible securities, and (c) may be more thinly traded due to such securities' being less well known to investors than either common stock or conventional debt securities. As a result, the Adviser's own investment research and analysis tends to be more important in the purchase of such securities than other factors.

     DEBT SECURITIES. Each Fund may invest up to 35% of its total assets in nonconvertible debt securities. Investments in such debt securities are limited to those that are rated within the four highest grades (generally referred to as "investment grade") assigned by a nationally or internationally recognized statistical rating organization. Investments in unrated debt securities are limited to those deemed to be of comparable quality by the Adviser. Securities in the fourth-highest grade may possess speculative characteristics. If the rating of a security held by the Fund is lost or reduced below investment grade, the Fund is not required to dispose of the security. The Adviser will, however, consider that fact in determining whether the Fund should continue to hold the security. The risks inherent in a debt security depend primarily on its term and quality, as well as on market conditions. A decline in the prevailing levels of interest rates generally increases the value of debt securities. Conversely, an increase in rates usually reduces the value of debt securities.

     PORTFOLIO TURNOVER. A Fund's annual turnover rate indicates changes in its portfolio investments. A Fund will not consider portfolio turnover rate a limiting factor in making investment decisions consistent with its investment objective and policies. It is anticipated that the Funds will each experience high rates of portfolio turnover. High portfolio turnover in any year will result in payment by a Fund of above-average amounts of transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized investment gains. Under normal market conditions, only securities that increase in value shortly after purchase and that generally continue to increase in value (although they may experience temporary stagnant or declining periods) will be retained by the Funds. Securities sold by a Fund may be purchased again at a later date if the Adviser perceives that the securities are again "timely." In addition, portfolio adjustments will be made when conditions affecting relevant markets, particular industries or individual issues warrant such action. In light of these factors and the historical volatility of foreign growth stocks, the Funds are likely to experience high portfolio turnover rates, but portfolio turnover rates may vary significantly from year to year. The portfolio turnover rate for the Driehaus International Growth Fund, Driehaus Asia Pacific Growth Fund and Driehaus Emerging Markets Growth Fund are noted in each Fund's Financial Highlights in the Summary. The Portfolio turnover rates for the Driehaus International Discovery Fund and the Driehaus European
Discovery Fund are expected to be                . Portfolio turnover may also
be affected by sales of portfolio securities necessary to meet cash requirements for redemptions of shares.

     INVESTMENT COMPANIES. The Funds may each invest in domestic and foreign investment companies. Some countries may not permit direct investment by outside investors. Investments in such countries may only be permitted through foreign government-approved or government-authorized investment vehicles, which may include other investment companies. In addition, it may be less expensive and more expedient for a Fund to invest in a foreign investment company in a country that permits direct foreign investment; similarly, a Fund may invest in a money market fund in order to receive a higher rate of return or to be more productively invested than would be possible through direct investment in money market instruments. Investing through such vehicles may involve layered fees or expenses. The Funds do not intend to invest in such investment companies unless, in the judgment of the Adviser, the potential benefits of such investments justify the payment of any associated fees or expenses.

     REPURCHASE AGREEMENTS. Each Fund may invest in repurchase agreements, provided that it will not invest more than 15% of its net assets in repurchase agreements maturing in more than seven days and any other illiquid securities. A repurchase agreement involves the sale of securities to a Fund, with the concurrent agreement of the seller to repurchase the securities at the same price plus an amount representing interest at an agreed-upon interest rate within a specified period of time, usually less than one week, but, on occasion, at a later time. Repurchase agreements entered into by a Fund will be fully collateralized and will be marked-to-market daily. In the event of a bankruptcy or other default of a seller of a repurchase agreement, a Fund could experience both delays in liquidating the underlying securities and losses, including: (a) possible decline in the value of the collateral during the period while the Fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and
(c) expenses of enforcing its rights.

     WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES; REVERSE REPURCHASE AGREEMENTS. Each Fund may purchase or sell securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time the Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. The Fund makes such purchase commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if the Adviser deems it advisable for investment reasons. Each Fund may utilize spot and forward foreign currency exchange transactions to reduce the risk inherent in fluctuations in the exchange rate between one currency and another when securities are purchased or sold on a when-issued or delayed-delivery basis.

     Each Fund may enter into reverse repurchase agreements with banks and securities dealers. A reverse repurchase agreement is a repurchase agreement in which a Fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of securities because it avoids certain market risks and transaction costs.

     At the time a Fund enters into a binding obligation to purchase securities on a when-issued basis or enters into a reverse repurchase agreement, liquid assets (cash, U.S. Government securities or other "high-grade" debt obligations) of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation. The use of these investment strategies, as well as borrowing under a line of credit as described below, may increase net asset value fluctuation.

     LENDING PORTFOLIO SECURITIES. Each Fund may lend its portfolio securities to broker-dealers and banks, provided that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33 1/3% of its total assets. Any such loan must be continuously secured by collateral (cash or U.S. Government securities). In the event of bankruptcy or other default of the borrower, a Fund could experience delays in both liquidating the loan collateral and recovering the loaned securities and losses.

--------------------------------------------------------------------------------
                             MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

     TRUSTEES AND ADVISER. The Board of Trustees of the Driehaus Mutual Funds has overall management responsibility. See the Statement of Additional Information for the names of and additional information about the trustees and officers. The Adviser, Driehaus Capital Management, Inc., 25 East Erie Street, Chicago, Illinois 60611, is responsible for providing investment advisory and management services to the Funds, subject to the direction of the Board of Trustees. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940. The Adviser was organized in 1982 and currently manages [$2] billion in assets.

     PORTFOLIO MANAGER -- DRIEHAUS INTERNATIONAL GROWTH FUND AND DRIEHAUS INTERNATIONAL DISCOVERY FUND. William R. Andersen, a Senior Vice President of the Adviser, has managed the Funds since the commencement of operations for each Fund in October of 1996 and December of 1998, respectively. Prior to the Driehaus International Growth Fund's commencement of operations, Mr. Andersen was the portfolio manager for the Driehaus International Large Cap Fund, L.P. from its inception in July 1990. Prior to the Driehaus International Discovery Fund's commencement of operations, Mr. Andersen was the portfolio manager for the International Small Cap Fund, L.P. from its inception. Mr. Andersen has primary responsibility for making all investment decisions on behalf of the Funds. He is assisted by the research department which employs specialists in various markets, including Western Europe, Asia Pacific, Canada and emerging markets. In addition to the Funds, Mr. Andersen is the portfolio manager for three Canadian mutual funds, including a global fund. As the Adviser's chief investment officer for international investing, Mr. Andersen oversees all international investing. He does not, however, supervise or participate in investment decision-making for the Driehaus Asia Pacific Growth Fund the Driehaus Emerging Markets Growth Fund, or the Driehaus European Opportunity Fund.

     Mr. Andersen was born in 1959 and is a graduate of Stanford University, where he received a B.A. in economics in 1981. In 1985, Mr. Andersen received his M.B.A. from the University of Chicago, where he concentrated in finance. Mr. Andersen is a Chartered Financial Analyst. Mr. Andersen has been employed by Driehaus Securities Corporation ("DSC") and the Adviser since 1985. From 1985 to 1989, Mr. Andersen was employed by DSC as a security analyst and, as such, was responsible for several industry groups in which DSC maintained investments for clients. In May 1989, while continuing to act as a senior investment analyst for DSC, Mr. Andersen became a portfolio manager for the Adviser.

     PORTFOLIO MANAGER -- DRIEHAUS ASIA PACIFIC GROWTH FUND. Mr. Eric J. Ritter has managed the Fund since its inception. Mr. Ritter, an Asia Pacific analyst with the Adviser, has responsibility for making all investment decisions on behalf of the Fund.

     Mr. Ritter was born in 1963 and received his B.A. in economics from the State University of New York at Oswego in 1984. He earned a master's degree in international relations from Columbia University in 1987. Thereafter, Mr. Ritter worked as a consultant in Hong Kong in 1987-88, consulting primarily with Fortune 500 companies on investment and market strategy for Asia. From late 1988 to 1990, he worked for Baring Securities as an equity analyst conducting research on listed companies in Singapore and Malaysia. Mr. Ritter then moved back to the United States to work in equity research and sales, covering the Southeast Asia markets, for Crosby Securities and W.I. Carr, both registered broker-dealers, prior to joining the Adviser in June 1996.

     PORTFOLIO MANAGER -- DRIEHAUS EMERGING MARKETS GROWTH FUND. Mr. Emery R. Brewer has managed the Fund since its inception. Mr. Brewer, an emerging markets analyst with the Adviser, has responsibility for making all investment decisions on behalf of the Fund.

     Mr. Brewer was born in 1963 and received his B.S. in economics from the University of Utah in 1986. From 1987 to 1988, he worked as a securities broker at Wilson Davis & Co., focusing primarily on NASDAQ listed companies. From 1989 to 1990, he worked for Dean Witter Reynolds as a broker, focusing primarily on equity and fixed -- income investments. After earning his M.B.A. from the University of Rochester in 1992, he worked as an adviser to the capital markets group of Investicini Banka (the third largest bank in and former investment bank of the Czech Republic), focusing primarily on valuation and analysis of Czech companies. Mr. Brewer became a consultant to the Adviser in 1993 prior to joining the Adviser as an international securities analyst in November 1994.

     PORTFOLIO MANAGER -- DRIEHAUS EUROPEAN OPPORTUNITY FUND. Ms. Lynette Schroeder has managed the Fund since its inception. Prior to the Fund's commencement of operations, Ms. Schroeder is also the portfolio manager for the Driehaus Western European Growth Fund, L.P. from August 1997. Ms. Schroeder, a European analyst for the Adviser, has responsibility for making all investment decisions on behalf of the Fund.

     Ms. Schroeder was born in 1962 and received her B.A. in political science from the University of Chicago in 1985. She earned her M.B.A. from the University of Virginia -- Darden School of Business in 1992. Her investment experience began at Scudder, Stevens and Clark where she worked on European research from 1993-1995. Thereafter, she joined Lexington Asset Management where she worked as a European companies analyst during 1995-1997. She joined the Adviser in 1997.

     ADMINISTRATOR. PFPC Inc. ("PFPC") is the administrator for the Funds. In such capacity, PFPC assists the Funds in all aspects of its administration and operation, including certain accounting services.

     TRANSFER AGENT. PFPC is the agent of the Funds for the transfer of shares, disbursement of dividends and maintenance of shareholder accounting records.

     CUSTODIAN. The Chase Manhattan Bank, New York (the "Custodian") is the custodian for the Funds. Foreign securities are maintained in the custody of foreign banks and trust companies that are members of the Custodian's Global Investor Services or foreign depositories used by such members.

--------------------------------------------------------------------------------
                            SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

NET ASSET VALUE

     Purchases and redemptions are made at a Fund's net asset value per share next calculated after receipt of a purchase order and payment in good form. The net asset value is determined as of the regular close of the New York Stock Exchange ("NYSE") (3:00 p.m., Central time) on each day the NYSE is open for trading. Net asset value per share is determined by dividing the difference between the values of its assets and liabilities by the number of its shares outstanding.

OPENING AN ACCOUNT

     1) Read this prospectus carefully.

     2) The minimum initial investment for Driehaus Mutual Funds is $100,000. The minimum subsequent purchase is $20,000. These minimums may be waived at the discretion of Driehaus Mutual Funds.

     3) Complete the appropriate parts of the application, carefully following the instructions. If you have questions, please contact Shareholder Services.

     4) Individual Retirement Accounts (IRAs) may also be set up. For details, call 1-800-560-6111. Investors should also read the IRA Disclosure Statement and Bank Custodial Agreement for further details on eligibility, service fees and tax implications.


HOW TO PURCHASE SHARES

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                       OPENING AN ACCOUNT                ADDING TO AN ACCOUNT
------------------------------------------------------------------------------------
BY BANK OR      - Complete the New Account         - Make your bank or certified
CERTIFIED         Application indicating which       check for the investment amount,
CHECK             Fund(s) you want to invest and     payable to Driehaus Mutual
                  make your bank or certified        Funds.
                  check for the investment         - Fill out the detachable
                  amount, payable to DRIEHAUS        investment slip from an account
                  MUTUAL FUNDS.                      statement. If no slip is
                - Send the bank or certified         available, include a note
                  check and your completed           specifying the Fund name, your
                  application to Driehaus Mutual     account number and the name(s)
                  Funds (address below)              in which the account is
                                                     registered.
                                                   - Send the bank or certified
                                                     check and your investment slip or
                                                     note to Driehaus Mutual Funds
                                                     (address below).
------------------------------------------------------------------------------------
BY WIRE         - Send your completed New Account  - Instruct your bank to wire the
TRANSFER          Application to Driehaus Mutual     amount of your investment to:
                  Funds (address below).
                - Call Shareholder Services to       PNC Bank N.A.
                  obtain your account number.        ABA#: 031-000-053
                - Instruct your bank to wire the     Credit: Driehaus Purchase
                  amount of your investment to:      Account
                     PNC Bank N.A.                   Bank Account #: 86-1108-2419
                     ABA#: 031-000-053               Fund Name, Fund #
                     Credit: Driehaus Purchase       Further Credit:
                     Amount                          (Shareholder's name and Account
                     Bank Account #: 86-1108-2419    #)
                     Fund Name, Fund #               See the following table for
                     Further Credit:                 Fund Name and Fund #.
                     (Shareholder's name and
                     Account #)
                     See the following table for
                     Fund
                     Name and Fund #.
------------------------------------------------------------------------------------

ADDRESS:                            FOR OVERNIGHT DELIVERY:             SHAREHOLDER SERVICES
Driehaus Mutual Funds               Driehaus Mutual Funds               PHONE NUMBER:
c/o PFPC                            c/o PFPC                            1-800-560-6111
P.O. Box 8855                       400 Bellevue Parkway
Wilmington, DE 19899-8855           Suite 108
                                    Wilmington, DE 19809-3710

----------------------------------------------------------------------------------
                                                                    FUND NAME
----------------------------------------------------------------------------------
 Driehaus International Growth Fund                            #001
----------------------------------------------------------------------------------
 Driehaus Asia Pacific Growth Fund                             #002
----------------------------------------------------------------------------------
 Driehaus Emerging Markets Growth Fund                         #003
----------------------------------------------------------------------------------
 Driehaus International Discovery Fund                         #004
----------------------------------------------------------------------------------
 Driehaus European Opportunity Fund                            #005
----------------------------------------------------------------------------------

     ADDITIONAL PURCHASE POLICIES. Driehaus Mutual Funds, at its option, may accept a check for $25,000 or less that is not a bank or certified check and may accept a check initiated by brokers or mutual fund complexes. A purchase order on behalf of a client who has an investment advisory account with the Adviser or a brokerage account with Driehaus Securities Corporation is effected upon confirmation of a verified credit balance at least equal to the amount of the purchase order (subject to the minimum investment requirements).

     Shares of each Fund are offered only to residents of states and other jurisdictions in which the shares are available for purchase. Driehaus Mutual Funds reserves the right not to accept any purchase order that it determines is not to be in the best interests of a Fund or its shareholders. Driehaus Mutual Funds also reserves the right to change its investment minimums without notice.

     CONFIRMATION. For all purchases, confirmations are sent to the investor in writing except purchases made by reinvestment of dividends, which will be confirmed quarterly.

PURCHASES THROUGH THIRD PARTIES

     Investors may purchase (or redeem) shares through investment dealers or other financial institutions. The institutions may charge for their services or place limitations on the extent to which investors may use the services offered by the Driehaus Mutual Funds. There are no charges or limitations imposed by Driehaus Mutual Funds other than those described in this prospectus, if shares are purchased (or redeemed) directly from Driehaus Mutual Funds.

     Financial institutions designated by the Driehaus Mutual Funds' Board of Trustees (including Charles Schwab Co., Inc.) may accept purchase and redemption orders on behalf of the Funds. Driehaus Mutual Funds will be deemed to have received a purchase or redemption order when a designated financial institution accepts such order. All orders will be priced at a Fund's net asset value next computed after they are accepted by such designated financial institution.

     Certain broker-dealers, financial institutions or other service providers that have entered into an agreement with the Driehaus Mutual Funds may enter purchase orders on behalf of their customers by phone, with payment to follow within several days as specified in the agreement. Driehaus Mutual Funds may effect such purchase orders at the net asset value next determined after receipt of the telephone purchase order. It is the responsibility of the broker-dealer, financial institution or other service provider to place the order with Driehaus Mutual Funds on a timely basis. If payment is not received within the time specified in the agreement, the broker-dealer, financial institution or other service provider could be held liable for any resulting fees or losses.

HOW TO REDEEM SHARES

----------------------------------------------------------------------------------------
                                              TO REDEEM SOME OR ALL OF YOUR SHARES
----------------------------------------------------------------------------------------
BY LETTER                                     - Write a letter of instruction
                                                indicating the Fund name, your account
                                                number, the name(s) in which the
                                                account is registered, and the
                                                number of shares or dollar amount
                                                you wish to redeem.
                                              - Include all signatures and any
                                                additional documents that may be
                                                required (see Additional Redemption
                                                Policies below)
                                              - Mail the materials to Driehaus
                                                Mutual Funds (address below).
                                              - A check will be mailed to the
                                                name(s) and address in which the
                                                account is registered, or otherwise
                                                according to your letter of
                                                instruction.
----------------------------------------------------------------------------------------
BY TELEPHONE                                  See the section "Telephone
                                              Redemptions"
----------------------------------------------------------------------------------------

  ADDRESS:                    FOR OVERNIGHT DELIVERY:       SHAREHOLDER SERVICES
  Driehaus Mutual Funds       Driehaus Mutual Funds         PHONE NUMBER:
  c/o PFPC                    c/o PFPC                      1-800-560-6111
  P.O. Box 8855               400 Bellevue Parkway
  Wilmington, DE 19899-       Suite 108
  8855                        Wilmington, DE 19809-3710

ADDITIONAL REDEMPTION POLICIES

     SELLING SHARES IN WRITING. The following additional items must be included in your redemption request:

     1) The request must be signed by the shareholder(s) exactly as the shares are registered;

     2) Unless the proceeds are $50,000 or less and are payable to the shareholder of record at the address of record, the signatures on the written redemption request must be guaranteed by a commercial bank, trust company, savings and loan association, federal savings bank, member firm of a national securities exchange or other eligible financial institution;

     3) Corporations and associations must submit, with each request, a completed certificate of authorization in a form of resolution acceptable to the Fund; and

     4) The request must include other supporting legal documents as required from organizations, executors, administrators, trustees or others acting on accounts not registered in their names.

     TELEPHONIC REDEMPTION. Driehaus Mutual Funds, in its sole discretion, may accept telephonic redemption requests from broker-dealers, financial institutions, other service providers, or, under certain circumstances, from accounts that contain over $1,000,000 at the time the redemption request is made. Because of increased telephone volume, investors may experience difficulty in implementing a telephone redemption during periods of dramatic economic or market changes.

     Driehaus Mutual Funds may refuse a telephone redemption request if it believes it is advisable to do so. Investors will bear the risk of loss from fraudulent or unauthorized instructions received over the telephone provided the Driehaus Mutual Funds reasonably believes that the instructions are genuine. Driehaus Mutual Funds and its transfer agent employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Driehaus Mutual Funds may incur liability if it does not follow these procedures.

     CANCELLATION. A shareholder may not cancel or revoke a redemption order once instructions have been received and accepted. Driehaus Mutual Funds cannot accept a redemption request that specifies a particular date or price for redemption or any special conditions.

     REDEMPTIONS BY THE FUND. Driehaus Mutual Funds reserves the right to redeem shares in any account and send the proceeds to the owner if immediately after a redemption, the shares in the account do not have a value of at least $50,000. A shareholder would be notified that the account is below the minimum and would be allowed 30 days to increase the account before the request is processed.

EXECUTION OF REQUESTS

     If an order is placed at or prior to the close of regular trading on the New York Stock Exchange (the "NYSE") (3:00 p.m., Central time) on any business day, the purchase of shares is executed at the net asset value determined as of the closing time that day. If the order is placed after that time, it will be effected on the next business day.

     A redemption order will be executed at the price which is the net asset value determined after proper redemption instructions are received (see "How to Redeem Shares" chart). The redemption price received depends upon the Fund's net asset value per share at the time of redemption. Therefore, it may be more or less than the price originally paid for the shares and may result in a realized capital gain or loss.

     The Fund will generally mail payment for shares redeemed within seven days after proper instructions are received. If requested, the Fund will pay proceeds by wire, usually by the next business day. Driehaus Mutual Funds is not responsible for the efficiency of the federal wire system or the shareholder's financial services firm or bank. The Fund currently charges a shareholder $25 for wire transfers. The shareholder is responsible for any charges imposed by the shareholder's firm or bank. There is a $50,000 wire redemption minimum. Redemptions of shares within 15 days after they have been purchased by check may be delayed until the payment for the purchase of those shares has been cleared. Delays may be avoided if shares are purchased by certified or bank check, or by wire transfer.

DIVIDEND AND ACCOUNT POLICIES

     REINVESTMENT OF DISTRIBUTIONS. Dividends and distributions payable by a Fund are automatically reinvested in additional shares of the Fund unless the investor indicates otherwise on the Application.

DISTRIBUTIONS AND TAXES

     PAYMENT OF DIVIDENDS AND OTHER DISTRIBUTIONS. Each Fund pays its shareholders dividends from its net investment income, and distributes from any net capital that it has realized. Distributions are generally paid once a year. Each Fund intends to distribute at least 98% of any net investment income for the calendar year plus 98% of net capital gains realized from the sale of securities net of any realized foreign exchange gains or losses during the 12 month period ended October 31 in that year, if any. Each Fund intends to distribute any undistributed net investment income and net realized capital gains in the following year.

     TAX STATUS OF DIVIDENDS AND OTHER DISTRIBUTIONS. Shareholders will be subject to federal income tax at ordinary income tax rates on any dividends received that are derived from investment company taxable income. Distributions of net capital gain, when designated as such by a Fund are taxable to the shareholder as long-term capital gains, regardless of how long shares are held. Distributions are taxable in the year they are paid, whether they are taken in cash or reinvested in additional shares, except that certain distributions declared in the last three months of the year and paid in January are taxable as if paid on December 31.

                          TAXABILITY OF DISTRIBUTIONS

                                     TAX RATE FOR                  TAX RATE FOR
   TYPE OF DISTRIBUTION              15% BRACKET               28% BRACKET OR ABOVE
   --------------------              ------------              --------------------
Income Dividends                 ordinary income rate          ordinary income rate
Short-term Capital gains         ordinary income rate          ordinary income rate
Long-term Capital gains                  10%                           20%

     Investment income received by each Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that entitle each Fund to a reduced rate of tax or exemption from tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested within various countries will fluctuate and the extent to which tax refunds will be recovered is uncertain. Each Fund intends to operate so as to qualify for treaty-reduced tax rates where applicable.

     To the extent that a Fund is liable for foreign income taxes, the Fund intends to operate so as to meet the requirements of the U.S. Internal Revenue Code to "pass through" to the Fund's shareholders foreign income taxes paid, but there can be no assurance that the Fund will be able to do so. If this election is made, shareholders will be able to claim a credit or deduction on their income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of the income taxes paid by the Fund to foreign countries (which taxes relate primarily to investment income). The shareholders of the Fund may claim a credit by reason of the Fund's election, subject to certain limitations imposed by the Code. Also, under the Code, no deduction for foreign taxes may be claimed by individual shareholders who do not elect to itemize deductions on their federal income tax returns, although such a shareholder may claim a credit for foreign taxes and in any event will be treated as having taxable income in the amount of the shareholder's pro rata share of foreign taxes paid by the Fund. If a Fund does not make such an election, the foreign taxes paid by the Fund will reduce the Fund's net investment income.

     BUYING A DISTRIBUTION. A distribution paid shortly after an investor purchases shares in a Fund will reduce the net asset value of the shares by the amount of the distribution, which nevertheless will be taxable to the shareholders even though it represents a return of a portion of the shareholder's investment.

     BACKUP WITHHOLDING. The Fund may be required to withhold federal income tax ("backup withholding") at a 31% rate from taxable dividend, capital gain distributions and redemption proceeds paid to certain shareholders. Backup withholding may be required if:

     - An investor fails to furnish the investor's properly certified social security or other tax identification number;

     - An investor fails to certify that the investor's tax identification number is correct or that the investor is not subject to backup withholding due to the under-reporting of certain income; or

     - The Internal Revenue Service informs the Fund that the investor's tax identification number is incorrect.

     These certifications are contained in the Application that should be completed and returned when opening an account. Each Fund must promptly pay to the IRS all amounts withheld. Therefore, it is usually not possible for a Fund to reimburse a shareholder for amounts withheld. A shareholder may, however, claim the amount withheld as a credit on the shareholder's federal income tax return.

     The foregoing discussion of U.S. and foreign taxation is not intended to be a full discussion of income tax laws and their effect on shareholders. U.S. and foreign shareholders should consult their tax advisers as to the tax consequences of ownership of any Fund shares.

--------------------------------------------------------------------------------
                               INVESTMENT RETURN
--------------------------------------------------------------------------------

     DRIEHAUS INTERNATIONAL GROWTH FUND. Prior to its effective date on October 28, 1996, the Driehaus International Growth Fund succeeded to the assets of the Driehaus International Large Cap Fund, L.P. (the "Large Cap Partnership"). The Driehaus International Growth Fund's performance data includes the restated performance of the Driehaus International Large Cap Fund, L.P. Large Cap Partnership for the periods before the Fund's registration statement became effective. The Large Cap Partnership, which was established on July 1, 1990, was managed following substantially the same objective, policies and philosophies as are currently followed by the International Growth Fund. The Driehaus International Growth Fund succeeded to the Large Cap Partnership's assets on October 28, 1996. Because the Large Cap Partnership was not registered under the Investment Company Act of 1940 ("1940 Act"), it was not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Large Cap Partnership had been registered under the 1940 Act, its performance may have been adversely affected.

     The table below shows, as of August 31, 1998, the Driehaus International Growth Fund's average annual total returns for the one-year, five-year, and since inception (July 1, 1990) periods. The Large Cap Partnership's performance was restated to reflect estimated expenses of the Driehaus International Growth Fund. Also shown for comparison is the performance for the same time periods for the Morgan Stanley Capital International Europe, Australia and Far East Index (the "EAFE Index"). The EAFE Index is a widely recognized benchmark of non-U.S. stock markets. It is composed of a sample of companies representative of the market structure of 17 European and Pacific Basin countries. Performance is historical and does not represent future results. Investment returns and principal value vary, and there may be a gain or loss when shares are sold.

                                                                     SINCE INCEPTION
                                               ONE-YEAR    5-YEAR    (JULY 1, 1990)
                                               --------    ------    ---------------
INTERNATIONAL GROWTH FUND..................          %          %             %
EAFE Index.................................          %          %             %

     DRIEHAUS INTERNATIONAL DISCOVERY FUND. Prior to its effective date on
[               ,] the Driehaus International Discovery Fund succeeded to the assets of the Driehaus International Small Cap Fund, L.P. (the "Small Cap Partnership"). The Driehaus International Discovery Fund's performance data includes the restated performance of the Small Cap Partnership for the periods before the Fund's registration statement became effective. The Small Cap Partnership, which was established on October 1, 1989, was managed following substantially the same objective, policies and philosophies as are currently followed by the Driehaus International Discovery Fund. The International Discovery Fund succeeded to the Partnership's assets on
December   , 1998. Because the Small Cap Partnership was not registered under the Investment Company Act of 1940 ("1940 Act"), it was not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Small Partnership Cap had been registered under the 1940 Act, its performance may have been adversely affected.

     The table below shows, as of September 30, 1998, the Driehaus International Discovery Fund's average annual total returns for the one-year, five-year, and
since inception [               ] periods. The Small Cap Partnership's
performance was restated to reflect estimated expenses of the Driehaus International Discovery Fund. Also shown for comparison is the performance for the same time periods for the [Morgan Stanley Capital International Europe, Australia and Far East Index (the "EAFE Index"). The EAFE Index is a widely recognized benchmark of non-U.S. stock markets. It is composed of a sample of companies representative of the market structure of 17 European and Pacific Basin countries. Performance is historical and does not represent future results. Investment returns and principal value vary, and there may be a gain or loss when shares are sold.

                                               ONE-YEAR    5-YEAR    SINCE INCEPTION
                                               --------    ------    ---------------
INTERNATIONAL DISCOVERY FUND...............          %          %             %
EAFE Index.................................          %          %             %

--------------------------------------------------------------------------------
FOR MORE INFORMATION
--------------------------------------------------------------------------------

More information on these Funds is available without charge, upon request, including the following:

ANNUAL/SEMIANNUAL REPORTS

     The annual and semi-annual reports to shareholders describes the Fund's performance, lists portfolio holdings and contains a letter from the Fund's manager discussing recent market conditions, economic trends and Fund strategies.

STATEMENT OF ADDITIONAL INFORMATION (SAI).

     The SAI provides more details about the Fund and its policies. A current SAI is on file with the Securities and Exchange Commission and is incorporated by reference.

TO OBTAIN INFORMATION:

BY TELEPHONE
Call 1-800-560-6111

BY MAIL
Write to:
Driehaus Mutual Funds
P.O. Box 8855
Wilmington, DE 19899-8855

ON THE INTERNET
Text-only versions of fund documents can be viewed online or downloaded from: the SEC at http://www.sec.gov

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, D.C. (1-800-SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, D.C. 20549-6009.

E1998. Driehaus Mutual Funds

Investment Company Act File No.: 811-07655

          Statement of Additional Information Dated December 21, 1998

                             DRIEHAUS MUTUAL FUNDS
                              25 East Erie Street
                            Chicago, Illinois 60611
                                 1-800-560-6111

                       DRIEHAUS INTERNATIONAL GROWTH FUND
                     DRIEHAUS INTERNATIONAL DISCOVERY FUND
                       DRIEHAUS EUROPEAN OPPORTUNITY FUND
                       DRIEHAUS ASIA PACIFIC GROWTH FUND
                     DRIEHAUS EMERGING MARKETS GROWTH FUND

     This Statement of Additional Information is not a prospectus, but provides additional information that should be read in conjunction with the Funds' prospectus dated December 21, 1998, and any supplements thereto ("Prospectus"). The Prospectus may be obtained at no charge by telephoning 1-800-560-6111.

                               TABLE OF CONTENTS

                                                                PAGE
                                                                ----
GENERAL INFORMATION AND HISTORY.............................     B-3
PORTFOLIO INVESTMENTS AND RISK CONSIDERATIONS...............     B-4
INVESTMENT RESTRICTIONS.....................................    B-16
PURCHASES AND REDEMPTIONS...................................    B-18
NET ASSET VALUE.............................................    B-19
MANAGEMENT..................................................    B-22
PRINCIPAL SHAREHOLDERS......................................    B-25
INVESTMENT ADVISORY SERVICES................................    B-25
ADMINISTRATOR...............................................    B-26
CUSTODIAN...................................................    B-27
TRANSFER AGENT..............................................    B-28
INDEPENDENT PUBLIC ACCOUNTANTS..............................    B-28
PORTFOLIO TRANSACTIONS......................................    B-28
ADDITIONAL INCOME TAX CONSIDERATIONS........................    B-30
INVESTMENT PERFORMANCE......................................    B-34
APPENDIX -- RATINGS.........................................     A-1

     The financial statements appearing in the Driehaus Mutual Funds Annual Report to Shareholders (the "Report") are incorporated herein by reference. The Report accompanies this document.

                        GENERAL INFORMATION AND HISTORY

     Driehaus International Growth Fund, Driehaus International Discovery Fund, Driehaus European Opportunity Fund, Driehaus Asia Pacific Growth Fund, and Driehaus Emerging Markets Growth Fund (individually, a "Fund" and collectively "Funds") are each series of the Driehaus Mutual Funds (the "Trust"), an open-end management investment company. Driehaus Capital Management, Inc. (the "Adviser") provides management and investment advisory services to each Fund. The Trust is a Delaware business trust organized under an Agreement and Declaration of Trust ("Declaration of Trust") dated May 31, 1996. The Declaration of Trust may be amended by a vote of either the Fund's shareholders or its trustees. Driehaus Mutual Funds may issue an unlimited number of shares, in one or more series or classes as its Board of Trustees (the "Board") may authorize. Currently, five series are authorized and outstanding. In October 1996, the International Growth Fund succeeded to the assets of the Driehaus International Large Cap Fund, L.P. The Asia Pacific Growth Fund and Emerging Markets Growth Fund each commenced operations in December 1997. In December 1998, the International Discovery Fund succeeded to the assets of Driehaus International Small Cap Fund, L.P. and the European Opportunity Fund commenced operations.

     Each share of a Fund is entitled to participate pro rata in any dividends and other distributions declared by the Board on shares of that series, and all shares of a Fund have equal rights in the event of liquidation of that series.

     As a business trust, the Trust is not required to hold annual shareholder meetings. However, special meetings may be called for purposes such as electing or removing trustees, changing fundamental policies, or approving an investment advisory contract. If requested to do so by the holders of at least 10% of the Trust's outstanding shares, the Trust will call a special meeting for the purpose of voting upon the question of removal of a trustee or trustees and will assist in the communication with other shareholders as if the Trust were subject to Section 16(c) of the Investment Company Act of 1940, as amended (the "1940 Act"). All shares of all series of Driehaus Mutual Funds are voted together in the election of trustees. On any other matter submitted to a vote of shareholders, shares are voted in the aggregate and not by individual Funds, except that shares are voted by an individual Fund when required by the 1940 Act or other applicable law, or when the Board of Trustees determines that the matter affects only the interests of one or more Funds, in which case shareholders of the unaffected Funds are not entitled to vote on such matters.

                 PORTFOLIO INVESTMENTS AND RISK CONSIDERATIONS

FOREIGN SECURITIES

     The Funds invest primarily in foreign securities, which may entail a greater degree of risk (including risks relating to exchange rate fluctuations, tax provisions or expropriation of assets) than does investment in securities of domestic issuers. The Funds may also purchase foreign securities in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receivables ("GDRs") or other securities representing underlying shares of foreign issuers. Positions in these securities are not necessarily denominated in the same currency as the common stocks into which they may be converted. ADRs are receipts typically issued by an American bank or trust company evidencing ownership of the underlying securities. EDRs and GDRs are European receipts evidencing a similar arrangement. Generally, ADRs are designed for the U.S. securities markets and EDRs and GDRS are designed for use in European and other foreign securities markets. The Funds may invest in sponsored or unsponsored ADRs. In the case of an unsponsored ADR, each Fund is likely to bear its proportionate share of the expenses of the depository and it may have greater difficulty in receiving shareholder communications than it would have with a sponsored ADR.

     With respect to equities that are issued by foreign issuers or denominated in foreign currencies, each Fund's investment performance is affected by the strength or weakness of the U.S. dollar against these currencies. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a yen-denominated stock held in the Fund will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the yen-denominated stock will fall. (See discussion of transaction hedging and portfolio hedging under "Currency Exchange Transactions.")

     Risks. Investors should understand and consider carefully the risks involved in foreign investing. Investing in foreign securities and positions which are generally denominated in foreign currencies, and utilization of forward currency contracts involve certain considerations comprising both risks and opportunities not typically associated with investing in U.S. securities. These considerations include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers and issuers of securities; lack of uniform accounting, auditing and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; possible imposition of foreign taxes; investment in securities of companies in developing as well as developed countries; and sometimes less advantageous legal, operational and financial protections applicable to foreign subcustodial arrangements.

     Although the Funds will try to invest in companies and governments of countries having stable political environments, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other adverse political, social or diplomatic developments that could affect investment in these nations.

     Currency Exchange Transactions. Currency exchange transactions may be conducted either through forward currency contracts ("forward currency contracts") or on a spot (i.e., cash) basis at the spot rate for purchasing currency prevailing in the foreign exchange market. Forward currency contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract. Forward currency contracts are usually entered into with banks and broker-dealers, are not exchange traded and are usually for less than one year, but may be renewed.

     Forward currency transactions may involve currencies of the different countries in which the Funds may invest and serve as hedges against possible variations in the exchange rate between these currencies. Each Fund's currency transactions are limited to transaction hedging and portfolio hedging involving either specific transactions or portfolio positions, except to the extent described below under "-- Synthetic Foreign Money Market Positions." Transaction hedging is the purchase or sale of forward currency contracts with respect to specific receivables or payables of each Fund accruing in connection with settlement of the purchase and sale of its portfolio securities. Portfolio hedging is the use of forward currency contracts with respect to portfolio security positions denominated or quoted in a particular currency. Portfolio hedging allows the Adviser to limit or reduce exposure in a foreign currency by entering into a forward contract to sell or buy such foreign currency (or another foreign currency that acts as a proxy for that currency) so that the U.S. dollar value of certain underlying foreign portfolio securities can be approximately matched by an equivalent U.S. dollar liability. Each Fund may not engage in portfolio hedging with respect to the currency of a particular country to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that particular currency, except that each Fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currency or currencies act as an effective proxy for other currencies. In such a case, each Fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward currency contracts for each currency held in each Fund. The Funds may not engage in "speculative" currency exchange transactions.

     At the maturity of a forward contract to deliver a particular currency, each Fund may either sell the portfolio security related to such contract and make delivery of the currency, or retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

     It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for a Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency a Fund is obligated to deliver.

     If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. If a Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the currency. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive the Fund of unrealized profits or force the Fund to cover its commitments for purchase or sale of currency, if any, at the current market price.

     Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for a Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to a Fund of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period and prevailing market conditions. Since currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.

     Synthetic Foreign Money Market Positions. Each Fund may invest in money market instruments denominated in foreign currencies. In addition to, or in lieu of, such direct investment, each Fund may construct a synthetic foreign money market position by (a) purchasing a money market instrument denominated in one currency, generally U.S. dollars, and (b) concurrently entering into a forward contract to deliver a corresponding amount of that currency in exchange for a different currency on a future date and at a specified rate of exchange. For example, a synthetic money market position in Japanese yen could be constructed by purchasing a U.S. dollar money market instrument, and entering concurrently into a forward contract to deliver a corresponding amount of U.S. dollars in exchange for Japanese yen on a specified date and at a specified rate of exchange. Because of the availability of a variety of highly liquid short-term U.S. dollar money market instruments, a synthetic money market position utilizing such U.S. dollar instruments may offer greater liquidity than direct investment in foreign currency money market instruments. The result of a direct investment in a foreign currency and a concurrent construction of a synthetic position in such foreign currency, in terms of both income yield and gain or loss from changes in currency exchange rates, in general should be similar, but would not be identical because the components of the alternative investments would not be identical. Except to the extent a synthetic foreign money market position consists of a money market instrument denominated in a foreign currency, the synthetic foreign money market position shall not be deemed a "foreign security" for purposes of the policy that, under normal conditions, the International Growth Fund will invest at least 65% of its total assets in at least three countries other than the United States.

LENDING OF PORTFOLIO SECURITIES

     Subject to restriction (3) under "Investment Restrictions" in this Statement of Additional Information, each Fund may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by that Fund. Each Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Fund would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. The Fund would not have the right to vote the securities during the existence of the loan but would call the loan to permit voting of the securities if, in the Adviser's judgment, a material event requiring a shareholder vote would otherwise occur before the loan was repaid. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including
(a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights.

REPURCHASE AGREEMENTS

     Each Fund may invest in repurchase agreements, provided that it will not invest more than 15% of net assets in repurchase agreements maturing in more than seven days and any other illiquid securities. A repurchase agreement is a sale of securities to the Fund in which the seller agrees to repurchase the securities at a higher price, which includes an amount representing interest on the purchase price, within a specified time. In the event of bankruptcy of the seller, the Fund could experience both losses and delays in liquidating its collateral.

WARRANTS

     The Fund may purchase warrants, which are instruments that give holders the right, but not the obligation, to buy shares of a company at a given price during a specified period. Warrants are generally sold by companies intending to issue stock in the future, or by those seeking to raise cash by selling shares held in reserve.

SHORT SALES

     The Funds may make short sales "against the box." In a short sale, a Fund sells a borrowed security and is required to return the identical security to the lender. A short sale "against the box" involves the sale of a security with respect to which the Fund already owns an equivalent security in kind and amount. A short sale "against the box" enables each Fund to obtain the current market price of a security that it desires to sell but is unavailable for settlement.

RULE 144A SECURITIES

     The Funds may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A under the Securities Act of 1933 (the "1933 Act"). That Rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Adviser, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to each Fund's restriction of investing no more than 15% of its net assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Adviser will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Adviser will consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and
(4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities will be monitored and, if as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, each Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that each Fund does not invest more than 15% of its assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of a Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

LINE OF CREDIT

     Subject to restriction (4) under "Investment Restrictions" in this Statement of Additional Information, Driehaus Mutual Funds has established a line of credit with a major bank in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowing may be preferable to liquidation of portfolio securities. Currently the line of credit is available to the International Growth Fund.

PORTFOLIO TURNOVER

     Portfolio turnover rate is commonly measured by dividing the lesser of total purchases or sales for the months under consideration in the Fund portfolio by the average Fund value (i.e., the cumulative total investment in the account at the end of each month, divided by the number of months under consideration).

DERIVATIVES

     Consistent with its objective, each Fund may invest in a broad array of financial instruments and securities, commonly known as derivatives. The Funds may enter into conventional exchange-traded and nonexchange-traded options, futures contracts, futures options, swaps and similar transactions, such as caps, floors and collars, involving or relating to currencies, securities, interest rates, prices or other items. In each case, the value of the instrument or security is "derived" from the performance of an underlying asset or a "benchmark" such as a security, an index, an interest rate or a currency.

     Derivatives are most often used to manage investment risk or to create an investment position indirectly because they are more efficient or less costly than direct investment that cannot be readily established directly due to portfolio size, cash availability or other factors. They also may be used in an effort to enhance portfolio returns.

     The successful use of derivatives depends on the Adviser's ability to correctly predict changes in the levels and directions of movements in currency exchange rates, security prices, interest rates and other market factors affecting the derivative itself or the value of the underlying asset or benchmark. In addition, correlations in the performance of an underlying asset to a derivative may not be well established. Finally, privately negotiated and over-the-counter derivatives may not be as well regulated and may be less marketable than exchange-traded derivatives.

     The Funds intend to use interest rate, currency and index swaps as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. A swap transaction is an individually negotiated, nonstandardized agreement between two parties to exchange cash flows (and sometimes principal amounts) measured by different interest rates, exchange rates, indices or prices, with payments generally calculated by reference to a principal ("notional") amount or quantity. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. An index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

     The Fund usually will enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Adviser and the Fund believe such obligations do not constitute senior securities under the 1940 Act, and, accordingly, will not treat them as being subject to its borrowing restrictions. Swap contracts are not traded on exchanges; rather, banks and dealers act as principals in these markets. As a result, the Fund will be subject to the risk of the inability or refusal to perform with respect to such contracts on the part of the counterparties with which the Fund trades. If there is a default by a counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market is generally not regulated by any governmental authority. Participants in the swap markets are not required to make continuous markets in the swap contracts they trade.

     With respect to swaps, the Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund's net obligation, if any.

     Options on Securities and Indexes. The Funds may purchase and sell put options and call options on securities, indexes or foreign currencies in standardized contracts traded on recognized securities exchanges, boards of trade or similar entities, or quoted on NASDAQ. The Funds may purchase agreements, sometimes called cash puts, that may accompany the purchase of a new issue of bonds from a dealer.

     An option on a security (or index) is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option (normally not exceeding nine months). The writer of an option on an individual security or on a foreign currency has the obligation upon exercise of the option to deliver the underlying security or foreign currency upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security or foreign currency. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

     The Funds will write call options and put options only if they are "covered." For example, in the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount are held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio.

     If an option written by a Fund expires, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires, the Fund realizes a capital loss equal to the premium paid.

     Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when a Fund desires.

     A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, a Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, a Fund will realize a capital gain, or, if it is less, a Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index and the time remaining until the expiration date.

     A put or call option purchased by a Fund is an asset of that Fund, valued initially at the premium paid for the option. The premium received for an option written by a Fund is recorded as a deferred credit. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

     There are several risks associated with transactions in options. For example, there are significant differences between the securities markets, the currency markets, and the options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

     There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option would expire and become worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, a Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

     If trading were suspended in an option purchased or written by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, a Fund might be unable to exercise an option it has purchased.

     Futures Contracts and Options on Futures Contracts. The Funds may use interest rate futures contracts, index futures contracts, and foreign currency futures contracts. An interest rate, index or foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or the cash value of an index(1) at a specified price and time. A public market exists in futures contracts covering a number of indexes (including, but not limited to, the Standard & Poor's 500 Index, the Value Line Composite Index, and the New York Stock Exchange Composite Index) as well as financial instruments (including, but not limited to, U.S. Treasury bonds, U.S. Treasury notes, Eurodollar certificates of deposit, and foreign currencies). Other index and financial instrument futures contracts are available and it is expected that additional futures contracts will be developed and traded.

     The Funds may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities, indexes and foreign currencies (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position
(call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. A Fund might, for example, use futures contracts to hedge against or gain exposure to fluctuations in the general level of stock prices, anticipated changes in interest rates or currency fluctuations that might adversely affect either the value of the Fund's securities or the price of the securities that the Fund intends to purchase. Although other techniques could be used to reduce or increase the Fund's exposure to stock price, interest rate and currency fluctuations, the Fund may be able to achieve its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

     The Fund will only enter into futures contracts and futures options that are standardized and traded on an exchange, board of trade or similar entity, or quoted on an automated quotation system.

     The success of any futures transaction depends on the Adviser correctly predicting changes in the level and direction of stock prices, interest rates, currency exchange rates and other factors. Should those predictions be incorrect, a Fund's return might have been better had the transaction not been attempted; however, in the absence of the ability to use futures contracts, the Adviser might have taken portfolio actions in anticipation of the

-------------------
(1) A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of a securities index is a function of the value of certain specified securities, no physical delivery of those securities is made.

same market movements with similar investment results but, presumably, at greater transaction costs.

     When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. Government securities or other securities acceptable to the broker ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Fund expects to earn interest income on its initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day a Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking-to-market." Variation margin paid or received by a Fund does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract had expired at the close of the previous day. In computing daily net asset value, each Fund will mark-to-market its open futures positions.

     Each Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund.

     Although some futures contracts call for making or taking delivery of the underlying securities, usually these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, a Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, a Fund realizes a capital loss. The transaction costs must also be included in these calculations.

     There are several risks associated with the use of futures contracts and futures options. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. In trying to increase or reduce market exposure, there can be no guarantee that there will be a correlation between price movements in the futures contract and in the portfolio exposure sought. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given transaction not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, futures options and the related securities, including technical influences in futures and futures options trading and differences between the securities markets and the securities underlying the standard contracts available for trading. For example, in the case of index futures contracts, the composition of the index, including the issuers and the weighting of each issue, may differ from the composition of a Fund's portfolio, and, in the case of interest rate futures contracts, the interest rate levels, maturities and creditworthiness of the issues underlying the futures contract may differ from the financial instruments held in a Fund's portfolio. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected stock price or interest rate trends.

     Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Stock index futures contracts are not normally subject to such daily price change limitations.

     There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or futures option position. The Fund would be exposed to possible loss on the position during the interval of inability to close and would continue to be required to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

     Limitations on Options and Futures. If other options, futures contracts or futures options of types other than those described herein are traded in the future, a Fund may also use those investment vehicles, provided the Board of Trustees determines that their use is consistent with the Fund's investment objective.

     A Fund will not enter into a futures contract or purchase an option thereon if, immediately thereafter, the initial margin deposits for futures contracts held by the Fund plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money,"(2) would exceed 5% of the Fund's total assets.

     When purchasing a futures contract or writing a put option on a futures contract, a Fund must maintain with its custodian (or broker, if legally permitted) cash or cash equivalents (including any margin) equal to the market value of such contract. When writing a call option on a futures contract, a Fund similarly will maintain with its custodian cash or cash equivalents (including any margin) equal to the amount by which such option is in-the-money until the option expires or is closed out by the Fund.

     A Fund may not maintain open short positions in futures contracts, call options written on futures contracts or call options written on indexes if, in the aggregate, the market value of all such open positions exceeds the current value of the securities in its portfolio, plus or minus unrealized gains and losses on the open positions, adjusted for the historical relative volatility of the relationship between the portfolio and the positions. For this purpose, to the extent a Fund has written call options on specific securities in its portfolio, the value of those securities will be deducted from the current market value of the securities portfolio.

     In order to comply with Commodity Futures Trading Commission ("CFTC") Regulation 4.5 and thereby avoid being deemed a "commodity pool operator," a Fund will use commodity futures or commodity options contracts solely for bona fide hedging purposes within the meaning and intent of CFTC Regulation 1.3(z), or, with respect to positions in commodity futures and commodity options contracts that do not come within the meaning and intent of CFTC Regulation 1.3(z), the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the assets of the Fund, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into. In the case of an option that is in-the-money at the time of purchase, the in-the-money amount (as defined in Section 190.01(x) of the CFTC Regulations) may be excluded in computing such 5%.

                            INVESTMENT RESTRICTIONS

     Each Fund operates under the following fundamental investment restrictions, which, together with the investment objective and fundamental policies, cannot be changed without the approval of a "majority of the outstanding voting securities," which is defined in the 1940 Act to mean the lesser of (i) 67% of a Fund's shares present at a meeting

-------------------
(2) A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

where more than 50% of the outstanding shares are present in person or by proxy or (2) more than 50% of a Fund's outstanding shares. Each Fund may not:

          (1) act as an underwriter of securities, except insofar as it may be deemed an underwriter for purposes of the Securities Act of 1933 on disposition of securities acquired subject to legal or contractual restrictions on resale;

          (2) purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein), commodities or commodity contracts, except that it may enter into (a) futures and options on futures and (b) forward currency contracts;

          (3) make loans, but this restriction shall not prevent the Fund from
     (a) buying a part of an issue of bonds, debentures, or other obligations,
     (b) investing in repurchase agreements, or (c) lending portfolio securities, provided that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33 1/3% of its total assets (taken at market value at the time of such loan);

          (4) borrow, except that it may (a) borrow up to 33 1/3% of its total assets, taken at market value at the time of such borrowing, as a temporary measure for extraordinary or emergency purposes, but not to increase portfolio income (the total of reverse repurchase agreements and such borrowings will not exceed 33 1/3% of its total assets, and the Fund will not purchase additional securities when its borrowings, less proceeds receivable from sales of portfolio securities, exceed 5% of its total assets) and (b) enter into transactions in options, futures and options on futures;

          (5) invest in a security if 25% or more of its total assets (taken at market value at the time of a particular purchase) would be invested in the securities of issuers in any particular industry,(3) except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities; or

          (6) issue any senior security except to the extent permitted under the Investment Company Act of 1940.

     Each Fund is also subject to the following nonfundamental restrictions and policies, which may be changed by the Board of Trustees. Each Fund may not:

          (a) invest in companies for the purpose of exercising control or management;

          (b) purchase, except for securities acquired as part of a merger, consolidation or acquisition of assets, more than 3% of the stock of another investment company (valued at time of purchase);

-------------------
(3) For purposes of this investment restriction, each Fund uses industry classifications contained in Institutional Brokers Estimate System ("I/B/E/S") Sector Industry Group Classification, published by I/B/E/S, an institutional research firm.

          (c) mortgage, pledge or hypothecate its assets, except as may be necessary in connection with permitted borrowings or in connection with options, futures and options on futures;

          (d) purchase securities on margin (except for use of short-term credits as are necessary for the clearance of transactions), or sell securities short unless (i) the Fund owns or has the right to obtain securities equivalent in kind and amount to those sold short at no added cost or (ii) the securities sold are "when issued" or "when distributed" securities which the Fund expects to receive in a recapitalization, reorganization or other exchange for securities the Fund contemporaneously owns or has the right to obtain and provided that transactions in options, futures and options on futures are not treated as short sales; and

          (e) invest more than 15% of its net assets (taken at market value at the time of a particular investment) in illiquid securities, including repurchase agreements maturing in more than seven days.

                           PURCHASES AND REDEMPTIONS

     Purchases and redemptions are discussed in the Prospectus under the headings "How to Purchase Shares", "How to Redeem Shares" and "Net Asset Value", and that information is incorporated herein by reference. The Prospectus discloses that you may purchase (or redeem) shares through investment dealers or other institutions. It is the responsibility of any such institution to establish procedures insuring the prompt transmission to the Fund of any such purchase order.

     Each Fund's net asset value is determined on days on which the New York Stock Exchange (the "NYSE") is open for trading. The NYSE is regularly closed on Saturdays and Sundays and on New Year's Day, the third Monday in January, the third Monday in February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving, and Christmas. If one of these holidays falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or the following Monday, respectively.

     The Fund intends to pay all redemptions in cash and will pay cash for all redemptions orders, limited in amount with respect to each shareholder of record during any ninety-day period to the lesser of $250,000 or one percent of the net assets of the relevant Fund, as measured at the beginning of such period. However, redemptions in excess of such limit may be paid wholly or partly by a distribution in kind of exchange-traded securities. If redemptions were made in kind, the redeeming shareholders might incur transaction costs in selling the securities received in the redemptions.

     The Fund reserves the right to suspend or postpone redemptions of shares of a Fund during any period when: (a) trading on the NYSE is restricted, as determined by the Securities and Exchange Commission, or the NYSE is closed for other than customary weekend and holiday closings; (b) the Securities and Exchange Commission has by order permitted such suspension; or (c) an emergency, as determined by the Securities and Exchange Commission, exists, making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable.

                                NET ASSET VALUE

     The net asset value of a share of a Fund is calculated by dividing (i) the value of the securities held by the Fund (i.e., the value of its investments), plus any cash or other assets, minus all liabilities (including accrued estimated expenses on an annual basis), by (ii) the total number of outstanding shares of the Fund. Investment securities, including ADRs, EDRs and GDRs, that are traded on a stock exchange or on the NASDAQ National Market System are valued at the last sale price as of the regular close of business on the NYSE (3:00 p.m. Central time) on the day the securities are being valued, or lacking any sales, at either (i) the last bid or ask prices or (ii) the mean between the closing bid and asked prices. Other over-the-counter securities are valued at the mean between the closing bid and asked prices. Net asset value will not be determined on days when the NYSE is closed, unless, in the judgment of the Board, the net asset values of a Fund should be determined on any such day, in which case the determination will be made at 3:00 P.M. Central time.

     In the event that the NYSE or the relevant national securities exchange adopts different trading hours on a temporary basis, Fund net asset value will be computed at the close of the exchange.

     Trading in securities on most foreign securities exchanges and over-the-counter markets is normally completed well before the close of the NYSE except securities trading primarily on Central and South American exchanges. Such securities are valued at the last sale price as of the regular close of the relevant exchange. For securities that trade primarily on an exchange that closes after the NYSE, the price of the security will be determined at 1:00 p.m. Central time. In addition, foreign securities trading may not take place on all business days and may occur in various foreign markets on days which are not business days in domestic markets and on which net asset value is not calculated. The calculation of net asset value may not take place contemporaneously with the determination of the prices of portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the NYSE will not be reflected in the calculation of net asset value unless the Adviser, under the direction of the Board of Trustees, deems that the particular event would materially affect net asset value, in which case an adjustment will be made. Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the net asset value into U.S. dollars at the spot exchange rates at 10:00 a.m. Central time or at such other rates as the Adviser may determine to be appropriate in computing net asset value.

     Securities and assets for which market quotations are not readily available, or for which the Adviser's Pricing Committee determines that the foregoing methods do not accurately reflect current market value, are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. Such valuations and procedures will be reviewed periodically by the Board of Trustees.

     The Fund uses pricing services approved by its Board of Trustees. Prices of equity securities provided by such services represent the last sale price on the exchange where the security is primarily traded. Exchange rates of currencies provided by such services are sourced, where possible, from multi-contributor quotations. Normally, the rate will be based upon commercial interbank bid and offer quotes. Representative rates are selected for each currency based upon the latest quotation taken from contributors at short intervals prior to pricing. Prices of bonds by such services represent evaluations of the mean between current bid and asked market prices, may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics, indications of values from dealers and other market data. Such services may use electronic data processing techniques and/or a matrix system to determine valuations. The procedures of such services are reviewed periodically by the officers of the Fund under the general supervision and responsibility of its Board of Trustees, which may replace a service at any time if it determines that it is in the best interests of the Funds to do so.

     Long-term debt obligations are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when the Adviser deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used, as discussed below. Debt securities with maturities of 60 days or less are valued (i) at amortized cost if their term to maturity from date of purchase is less than 60 days, or (ii) by amortizing, from the 61st day prior to maturity, their value on the 61st day prior to maturity if their term to maturity from date of purchase by a Fund is more than 60 days, unless this is determined by the Fund's Board of Trustees not to represent fair value. Repurchase agreements are valued at cost plus accrued interest.

     U.S. Government securities are traded in the over-the-counter market and are valued at the mean between the last available bid and asked prices, except that securities with a demand feature exercisable within one to seven days are valued at par. Such valuations are based on quotations of one or more dealers that make markets in the securities as obtained from such dealers, or on the evaluation of a pricing service.

     Options, futures contracts and options thereon, which are traded on exchanges, are valued at their last sale or settlement price as of the close of such exchanges or, if no sales are reported, at the mean between the last reported bid and asked prices. If an options or futures exchange closes later than 3:00 p.m. Central time, the options or futures traded on it are valued based on the sale price, or on the mean between the bid and ask prices, as the case may be, as of 3:00 p.m. Central time.

                                   MANAGEMENT

     The following table sets forth certain information with respect to the trustees and executive officers of the Fund:

                                        POSITION(S)
                                           HELD            PRINCIPAL OCCUPATION(S)
       NAME; ADDRESS           AGE       WITH FUND         DURING PAST FIVE YEARS
       -------------           ---      -----------        -----------------------
Richard H. Driehaus*(1,3)      56     Chairman of the    Chairman of the Board and
25 East Erie Street                   Board;             Chief Executive Officer of
Chicago, IL 60611                     President          the Adviser and Driehaus
                                                         Securities Corporation;
                                                         Chief Investment Officer;
                                                         Portfolio Manager of the
                                                         Adviser

Arthur B. Mellin(2,3)          55     Trustee            President, Mellin
190 South LaSalle Street                                 Securities Incorporated
Chicago, IL 60603

Robert F. Moyer*(1)            50     Trustee, Senior    President and Chief
25 East Erie Street                   Vice President     Operating Officer of the
Chicago, IL 60611                                        Adviser and Driehaus
                                                         Securities Corporation
                                                         since 1995; Senior Vice
                                                         President, Vice President
                                                         and Secretary prior thereto

A.R. Umans(1,2)                70     Trustee            Chairman of the Board and
1400 North 25th Avenue                                   Chief Executive Officer,
Melrose Park, IL 60160                                   RHC/Spacemaster Corporation
                                                         (manufacturing corporation)

Daniel Zemanek(2)              55     Trustee            President, Santa Fe Chicken
2301 Leghorn                                             and Executive Vice
Mountain View, CA 94043                                  President, Pollo Rey, Inc.
                                                         (creator of Pollo Rey
                                                         restaurants), since 1996;
                                                         brokered real estate loans
                                                         for private and
                                                         institutional investors in
                                                         California from 1991-1996;
                                                         President, Shell Realty,
                                                         from 1985-1991

                                        POSITION(S)
                                           HELD            PRINCIPAL OCCUPATION(S)
       NAME; ADDRESS           AGE       WITH FUND         DURING PAST FIVE YEARS
       -------------           ---      -----------        -----------------------
William R. Andersen            38     Vice President     Senior Vice President and
25 East Erie Street                                      portfolio manager of the
Chicago, IL 60611                                        Adviser; portfolio manager
                                                         of the Adviser prior
                                                         thereto

Diane L. Wallace               40     Vice President;    Senior Vice President --
25 East Erie Street                   Treasurer          Operations of the Adviser
Chicago, IL 60611                                        and Driehaus Securities
                                                         Corporation, since 1996;
                                                         Vice President prior
                                                         thereto

Mary H. Weiss                  50     Vice President;    Vice President, Secretary
25 East Erie Street                   Secretary          and Chief Legal Counsel of
Chicago, IL 60611                                        the Adviser and Driehaus
                                                         Securities Corporation
                                                         since 1995; prior thereto,
                                                         Assistant Regional
                                                         Director, U.S. Securities
                                                         and Exchange Commission

Robert H. Buchen               60     Vice President     Vice President of
25 East Erie Street                                      marketing/account
Chicago, IL 60611                                        management of the Adviser
                                                         and Driehaus Securities
                                                         Corporation since 1990

Martin A. Brown                36     Vice President     Vice President of
25 East Erie Street                                      marketing/new business of
Chicago, IL 60611                                        the Adviser and Driehaus
                                                         Securities Corporation
                                                         since 1995; prior thereto
                                                         portfolio manager,
                                                         Continental Bank.

Dusko Culafic                  40     Assistant          Vice President and
25 East Erie Street                   Treasurer          Treasurer of the Adviser
Chicago, IL 60611                                        and Driehaus Securities
                                                         Corporation since 1996;
                                                         Controller prior thereto

                                        POSITION(S)
                                           HELD            PRINCIPAL OCCUPATION(S)
       NAME; ADDRESS           AGE       WITH FUND         DURING PAST FIVE YEARS
       -------------           ---      -----------        -----------------------
Jennifer L. Billingsley        35     Assistant          Attorney with the Adviser
25 East Erie Street                   Secretary          since 1996; prior thereto,
Chicago, IL 60611                                        associate of Sidley &
                                                         Austin, a law firm

-------------------
* Trustee who is an "interested person" of the Fund and of the Adviser, as defined in the 1940 Act.

(1) Member of the Executive Committee of the Board of Trustees, which is authorized to exercise all powers of the Board with certain statutory exceptions.

(2) Member of the Audit Committee of the Board, which makes recommendations to the Board regarding the selection of auditors and confers with the auditors regarding the scope and results of the audit.

(3) Mr. Driehaus and Mr. Mellin are brothers-in-law.

     Officers and trustees affiliated with the Adviser serve without any compensation from the Fund. In compensation for their services to each Fund, trustees who are not affiliates of the Fund or the Adviser are paid $2,500 for each Board meeting attended and $500 for each committee meeting attended, and are reimbursed for out-of-pocket expenses. The Fund has no retirement or pension plans. The following table sets forth the compensation paid by the Fund during its first full fiscal year to each of the non-interested trustees:

                                                      AGGREGATE
                                                    COMPENSATION
                NAME OF TRUSTEE                     FROM THE FUND
                ---------------                     -------------
Arthur B. Mellin................................      $
A.R. Umans......................................      $
Daniel Zemanek..................................      $

     As of November 30, 1998, the Fund's officers and trustees as a group owned (or held a shared investment or voting power with respect to)
               shares or      % of the Driehaus International Growth Fund,
               shares or      % of the Driehaus International Discovery Fund,
               shares or      % of the                Driehaus Asia Pacific
Growth Fund, and                shares or      % of the Driehaus Emerging
Markets Growth Fund.

     As of November 30, 1998,                , the initial shareholder of the
Driehaus European Opportunity Fund, held                shares or 100% of that
Fund.

                             PRINCIPAL SHAREHOLDERS

     As of November 30, 1998, no persons owned of record or beneficially 5% or more of the shares of a Fund except the persons indicated below.

          NAME AND ADDRESS                              FUND                   % OWNED
          ----------------                              ----                   -------
Mac & Co.                              Driehaus International Growth Fund          %
Mutual Fund Operations
P.O. Box 3198
Pittsburgh, PA 15320-3198
Los Angeles County Museum of Art       Driehaus International Growth Fund          %
5905 Wilshire Blvd.
Los Angeles, CA 90036
US Bancorp Trust Company               Driehaus International Growth Fund          %
P.O. Box 520
Johnston, PA 15907-0520
Richard H. Driehaus                    Driehaus International Growth Fund
25 East Erie Street
Chicago, IL 60611
                                       Driehaus International Discovery Fund       %
                                       Driehaus European Opportunity Fund          %
                                       Driehaus Asia Pacific Growth Fund           %
                                       Driehaus Emerging Markets Growth Fund       %

                          INVESTMENT ADVISORY SERVICES

     The Adviser is controlled by Richard H. Driehaus, as sole shareholder and chief executive officer. The principal nature of Mr. Driehaus' business is investment advisory and brokerage services. The Adviser provides office space and executive and other personnel to the Fund and bears any sales or promotional expenses. The Fund pays all expenses other than those paid by the Adviser, including but not limited to printing and postage charges and securities registration and custodian fees and expenses incidental to its organization.

     The advisory agreement provides that neither the Adviser nor any of its directors, officers, stockholders, agents or employees shall have any liability to the Fund or any shareholder of the Fund for any error of judgment, mistake of law or any loss arising out of any investment, or for any other act or omission in the performance by the Adviser of its duties under the agreement, except for liability resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the agreement.

     Any expenses that are attributable solely to the organization, operation or business of a Fund shall be paid solely out of the Fund's assets. Any expenses incurred by the Fund that are not solely attributable to a particular series are apportioned in such manner as the Adviser determines is fair and appropriate, unless otherwise specified by the Board of Trustees. In return for its services, the Adviser receives a monthly fee from the Funds, computed and accrued daily, at an annual rate of 1.5% of average net assets of each Fund. This fee is higher than the fees paid by most mutual funds. For the fiscal years ended August 31, 1997 and 1998, the Driehaus International Growth Fund paid fees under the
investment advisory agreement of $1,752,344 and $          , respectively. For
the fiscal year beginning on the commencement of operations on January 1, 1998 and ended September 31, 1998, the Driehaus Asia Pacific Growth Fund and the Driehaus Emerging Markets Growth Fund paid fees under the investment advisory
agreement of $          and $          , respectively. The Adviser voluntarily
has agreed to reduce its fee and absorb other operating expenses to the extent necessary to ensure that the total fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses) will not exceed 2.95% of the average net assets of the Driehaus Asia Pacific Growth Fund and 2.75% of the average net assets of the Driehaus Emerging Markets Growth Fund through the one-year period ended December 31, 1998 and will not exceed 2.25% of the average net assets of
the Driehaus International Discovery Fund and      % of the average net assets
of the Driehaus European Opportunity Fund for the period since inception through December 31, 1999.

                                 ADMINISTRATOR

     PFPC Inc. ("PFPC"), 103 Bellevue Parkway, Wilmington, Delaware 19809, is the administrator for the Trust. The asset-based fee for administrative and accounting services for the Driehaus International Growth Fund is:

     .125% of the first $200 million of average net assets; .09% of the next $200 million of average net assets; .07% of the next $200 million of average net assets; and .05% of average net assets in excess of $600 million.

     The asset-based fee for administration and accounting services for the Driehaus Asia Pacific Growth Fund and the Driehaus Emerging Market Growth Fund is:

     .14% of first $200 million of average net assets;
     .09% of next $200 million of average net assets;
     .07% of next $200 million of average net assets; and .05% of average net assets in excess of $600 million.

     There is a minimum monthly fee of $9500 (excluding out of pocket expenses), which PFPC has agreed to waive for the first two fiscal years of the Asia Pacific Growth Fund and the Emerging Markets Growth Fund. The asset-based fee for administration and accounting services for the Driehaus International Discovery Fund and the Driehaus European Opportunity Fund is:

       % of the first $200 million of average net assets;
       % of the next $200 million of average net assets;
       % of the next $200 million of average net assets; and % of average net assets in excess of $600 million.

                                   CUSTODIAN

     The Chase Manhattan Bank, New York (formerly Morgan Stanley Trust Company) at One Pierrepont Plaza, Brooklyn, NY 11201, is the custodian for the Fund (the "Custodian"). It is responsible for holding all securities and cash of the Funds, receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments and performing other administrative duties, all as directed by authorized persons. The Custodian does not exercise any supervisory function in such matters as purchase and sale of portfolio securities, payment of dividends or payment of expenses of the Funds.

     Portfolio securities purchased in the U.S. are maintained in the custody of the Custodian or of other domestic banks or depositories. Portfolio securities purchased outside of the U.S. are maintained in the custody of foreign banks and trust companies that are members of the Custodian's Global Custody Network and foreign depositories ("foreign subcustodians"). With respect to foreign subcustodians, there can be no assurance that a Fund, and the value of its shares, will not be adversely affected by acts of foreign governments, financial or operational difficulties of the foreign subcustodians, difficulties and costs of obtaining jurisdiction over, or enforcing judgments against, the foreign subcustodians, or application of foreign law to a Fund's foreign subcustodial arrangements. Accordingly, an investor should recognize that the non-investment risks involved in holding assets abroad are greater than those associated with investing in the United States.

     The Fund may invest in obligations of the Custodian and may purchase or sell securities from or to the Custodian.

                                 TRANSFER AGENT

     PFPC, 103 Bellevue Parkway, Wilmington, Delaware 19809, is the Funds' transfer agent registrar, dividend-disbursing agent and shareholder servicing agent. As such, PFPC provides certain bookkeeping and data processing services and services pertaining to the maintenance of shareholder accounts. PFPC will also waive a portion of its monthly base fee for transfer agency service for the first two fiscal years of the Asia Pacific Growth Fund and the Emerging Markets Growth Fund.

                         INDEPENDENT PUBLIC ACCOUNTANTS

     The independent public accountants for Driehaus Mutual Funds are Arthur Andersen LLP. The accountants audit and report on each Fund's annual financial statements, review certain regulatory reports and each Fund's federal income tax returns, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by Driehaus Mutual Funds.

                             PORTFOLIO TRANSACTIONS

     The Adviser uses the trading room staff of Driehaus Securities Corporation ("DSC"), an affiliate of the Adviser, to place the orders for the purchase and sale of a Fund's securities and options and futures contracts. The Adviser's overriding objective in effecting portfolio transactions is to seek to obtain the best combination of price and execution. The best net price, giving effect to brokerage commissions, if any, and other transaction costs, normally is an important factor in this decision, but a number of other judgmental factors may also enter into the decision. These include: the Adviser's knowledge (including the knowledge of the trading room staff of DSC) of negotiated commission rates currently available and other current transaction costs; the nature of the security being traded; the size of the transaction; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality; the execution, clearance and settlement capabilities of the broker or dealer selected and others which are considered; the Adviser's knowledge (including the knowledge of the trading room staff of DSC) of the financial stability of the broker or dealer selected and such other brokers or dealers; and the Adviser's knowledge of actual or apparent operational problems of any broker or dealer. Recognizing the value of these factors, a Fund may pay a brokerage commission in excess of that which another broker or dealer may have charged for effecting the same transaction. Evaluations of the reasonableness of brokerage commissions, based on the foregoing factors, are made on an ongoing basis by the Adviser's staff while effecting portfolio transactions. The general level of brokerage commissions paid is reviewed by the Adviser and reports are made annually to the Board of Trustees.

     Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, DSC. Each Fund has been advised that the Adviser intends to execute most (or all) transactions in ADRs through DSC. In order for DSC to effect any such transaction for a Fund, the commissions, fees or other remuneration received by DSC must be reasonable and fair, compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities, futures or options on futures being purchased or sold on an exchange during a comparable period of time. This standard would allow DSC to receive no more than the remuneration that would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Board of Trustees, including a majority of the Trustees who are not "interested" Trustees, has adopted procedures that are reasonably designed to provide that any commissions, fees or other remuneration paid to DSC are consistent with the foregoing standard. For the fiscal year ended August 31, 1998, the Driehaus International
Growth Fund paid brokerage commissions of $          , of which $
     % were paid to DSC. For the fiscal year ended September 30, 1998, the
Driehaus Emerging Markets Growth Fund paid $          , of which $
     % were paid to DSC, and the Driehaus Asia Pacific Growth Fund paid
$          , of which $               % were paid to DSC.

     With respect to issues of securities involving brokerage commissions, when more than one broker or dealer (other than DSC) is believed to be capable of providing the best combination of price and execution with respect to a particular portfolio transaction for a Fund, the Adviser may select a broker or dealer that furnishes it with research products or services such as research reports, subscriptions to financial publications and research compilations, compilations of securities prices, earnings, dividends and similar data, computer data bases, quotation equipment and services, research-oriented computer software and services, and services of economic and other consultants. Selection of brokers or dealers is not made pursuant to an agreement or understanding with any of the brokers or dealers; however, the Adviser uses an internal allocation procedure to identify those brokers or dealers who provide it with research products or services and the amount of research products or services they provide, and endeavors to direct sufficient commissions generated by its clients' accounts in the aggregate, including the Fund, to such brokers or dealers to ensure the continued receipt of research products or services the Adviser feels are useful. In certain instances, the Adviser may receive from brokers and dealers products or services that are used both as investment research and for administrative, marketing or other nonresearch purposes. In such instances, the Adviser will make a good faith effort to determine the relative proportions of such products or services which may be considered as investment research. The portion of the costs of such products or services attributable to research usage may be defrayed by the Adviser (without prior agreement or understanding, as noted above) through brokerage commissions generated by transactions by clients (including the Fund), while the portions of the costs attributable to nonresearch usage of such products or services is paid by the Adviser in cash. No person acting on behalf of the Fund is authorized, in recognition of the value of research products or services, to pay a commission in excess of that which another broker or dealer might have charged for effecting the same transaction. Research products or services furnished by brokers and dealers may be used in servicing any or all of the clients of the Adviser, and not all such research products or services are used in connection with the management of the Fund.

     With respect to a Fund's purchases and sales of portfolio securities transacted with a broker or dealer on a net basis, the Adviser may also consider the part, if any, played by the broker or dealer in bringing the security involved to the Adviser's attention, including investment research related to the security and provided to the Fund.

     The Fund may arrange for its custodian to act as a soliciting dealer to accept any fees available to the custodian as a soliciting dealer in connection with any tender offer for a Fund's portfolio securities, to the extent consistent with best price and execution. If such arrangements are made the custodian will credit any such fees received against its custodial fees.

     Each Fund is treated as a separate entity for accounting and tax purposes. Each Fund either intends to qualify or has qualified and elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code and intends to continue to so qualify.

                      ADDITIONAL INCOME TAX CONSIDERATIONS

     The Fund intends to comply with the special provisions of the Internal Revenue Code that relieve it of federal income tax to the extent its net investment income and capital gains are currently distributed to shareholders. In order to qualify for such provisions, each Fund must maintain a diversified portfolio, which requires that at the close of each quarter (i) at least 50% of its total assets be represented by cash or cash items, Government securities, securities of other investment companies and securities of other issuers in which not greater than 5% of the Fund's assets are invested and not more than 10% of the outstanding voting securities of such issuer are held; and (ii) not more than 25% of the total assets of the Fund are invested in the securities (other than Government securities or the securities of other regulated investment companies) of any one issuer.

     Because dividend and capital gain distributions reduce net asset value, a shareholder who purchases shares shortly before a record date will, in effect, receive a return of a portion of his investment in such distribution. The distribution would nonetheless be taxable to him, even if the net asset value of shares were reduced below his cost. However, for federal income tax purposes the shareholder's original cost would continue as his tax basis.

     To the extent a Fund invests in foreign securities, it may be subject to withholding and other taxes imposed by foreign countries. Tax treaties between certain countries and the United States may reduce or eliminate such taxes. Investors may be entitled to claim U.S. foreign tax credits with respect to such taxes, subject to certain provisions and limitations contained in the Internal Revenue Code. Specifically, if more than 50% of the Fund's total assets at the close of any fiscal year consist of stock or securities of foreign corporations, the Fund may file an election with the Internal Revenue Service pursuant to which shareholders of the Fund will be required to (i) include in ordinary gross income (in addition to taxable dividends actually received) their pro rata shares of foreign income taxes paid by the Fund even though not actually received, (ii) treat such respective pro rata shares as foreign income taxes paid by them, and (iii) deduct such pro rata shares in computing their taxable incomes, or, alternatively, use them as foreign tax credits, subject to applicable limitations, against their United States income taxes. Shareholders who do not itemize deductions for federal income tax purposes will not, however, be able to deduct their pro rata portion of foreign taxes paid by the Fund, although such shareholders will be required to include their share of such taxes in gross income. Shareholders who claim a foreign tax credit may be required to treat a portion of dividends received from the Fund as separate category income for purposes of computing the limitations on the foreign tax credit available to such shareholders. Tax-exempt shareholders will not ordinarily benefit from this election relating to foreign taxes. Each year, the Fund will notify shareholders of the amount of (i) each shareholder's pro rata share of foreign income taxes paid by the Fund and (ii) the portion of Fund dividends which represents income from each foreign country, if the Fund qualifies to pass along such credit. If a Fund does not make such an election, the net investment income of that particular Fund will be reduced and the shareholders will not be able to deduct their pro rata share of foreign taxes paid by the Fund.

     The Fund's options, futures and foreign currency transactions are subject to special tax provisions that may accelerate or defer recognition of certain gains or losses, change the character of certain gains or losses or alter the holding periods of certain of the Fund's portfolio securities. If a Fund exercises a call or put option that it holds, the premium paid for the option is added to the cost basis of the security purchased (call) or deducted from the proceeds of the security sold (put). For cash settlement options and options on futures exercised by a Fund, the difference between the cash received at exercise and the premium paid is a capital gain or loss.

     If a call or put option written by a Fund is exercised, the premium is included in the proceeds of the sale of the underlying security (call) or reduces the cost basis of the security purchased (put). For cash settlement options and futures options written by a Fund, the difference between the cash paid at exercise and the premium received is a capital gain or loss.

     Entry into a closing purchase transaction will result in capital gain or loss. If an option written by a Fund was in-the-money at the time it was written and the security covering the option was held for more than the long-term holding period prior to the writing of the option, any loss realized as a result of a closing purchase transaction will be long-term. The holding period of the securities covering an in-the-money option will not include the period of time the option is outstanding.

     If a Fund writes an equity call option(4) other than a "qualified covered call option," as defined in the Internal Revenue Code, any loss on such option transaction, to the extent it does not exceed the unrealized gains on the securities covering the option, may be subject to deferral until the securities covering the option have been sold.

     A futures contract held until delivery results in capital gain or loss equal to the difference between the price at which the futures contract was entered into and the settlement price on the earlier of delivery notice date or expiration date. If a Fund delivers securities under a futures contract, the Fund also realizes a capital gain or loss on those securities.

     For federal income tax purposes, each Fund generally is required to recognize as income for each taxable year its net unrealized gains and losses as of the end of the year on futures, futures options and non-equity options positions ("year-end mark-to-market"). Generally, any gain or loss recognized with respect to such positions (either by year-end mark-to-market or by actual closing of the positions) is considered to be 60% long-term and 40% short-term, without regard to the holding periods of the contracts. However, in the case of positions classified as part of a "mixed straddle," the recognition of losses on certain positions (including options, futures and futures options positions, the related securities and certain successor positions thereto) may be deferred to a later taxable year. Sale of futures contracts or writing of call options (or futures call options) or buying put options (or futures put options) that are intended to hedge against a change in the value of securities held by a Fund:
(1) will affect the holding period of the hedged securities;

-------------------
(4)An equity option is defined to mean any option to buy or sell stock, and any other option the value of which is determined by reference to an index of stocks of the type that is ineligible to be traded on a commodity futures exchange (e.g., an option contract on a sub-index based on the price of nine hotel/casino stocks). The definition of equity option excludes options on broad-based stock indexes (such as the Standard & Poor's 500 index).

and (2) may cause unrealized gain or loss on such securities to be recognized upon entry into the hedge.

     If a Fund were to enter into a short index future, short index futures option or short index option position and the Fund's portfolio were deemed to "mimic" the performance of the index underlying such contract, the option or futures contract position and the Fund's stock positions would be deemed to be positions in a mixed straddle, subject to the above-mentioned loss deferral rules.

     The Funds may enter into swaps or other notional principal contracts. Payments made or received pursuant to the terms of a notional principal contract are divided into two types -- periodic payments and nonperiodic payments. Periodic payments are payments made or received pursuant to a notional principal contract that are payable at intervals of one year or less during the entire term of the contract, that are based on certain types of specified indices (which include objective financial information), and that are based on either a single notional principal amount or a notional principal amount that varies over the term of the contract in the same proportion as the notional principal amount that measures the other party's payments. A nonperiodic payment is any payment made or received with respect to a notional principal contract that is not a periodic payment or a termination payment. All taxpayers, regardless of their method of accounting, must recognize the ratable daily portion of a periodic payment for the taxable year to which that portion relates. In contrast, a nonperiodic payment is required to be amortized over the term of the swap by the parties and is not deducted or included in income when made.

     Each Fund distributes to shareholders annually any net capital gains that have been recognized for federal income tax purposes (including year-end mark-to-market gains) on options and futures transactions. Such distributions are combined with distributions of capital gains realized on the Fund's other investments, and shareholders are advised of the nature of the payments.

     A 4% excise tax is imposed on the excess of the required distribution for a calendar year over the distributed amount for such calendar year. The required distribution is the sum of 98% of the Fund's net investment income for the calendar year plus 98% of its capital gain net income net of foreign exchange losses for the one-year period ending October 31, plus any undistributed net investment income from the prior calendar year, plus any undistributed capital gain net income from the one year period ended October 31 in the prior calendar year, minus any overdistribution in the prior calendar year. For purposes of calculating the required distribution, foreign currency gains or losses occurring after October 31 are taken into account in the following calendar year. The Funds intend to declare or distribute dividends during the appropriate periods of an amount sufficient to prevent imposition of the 4% excise tax.

     A shareholder who redeems shares of a Fund will recognize capital gain or loss for federal income tax purposes measured by the difference between the value of the shares redeemed and the basis of the shares. If a shareholder realizes a loss on the redemption of a Fund's shares and reinvests in shares of the Fund within 30 days before or after the redemption, the transactions may be subject to the wash sale rules resulting in a postponement of the recognition of such loss for federal income tax purposes.

     Investment income derived from foreign securities may be subject to foreign income taxes withheld at the source. Because the amount of the Fund's investments in various countries will change from time to time, it is not possible to determine the effective rate of such taxes in advance.

     Shareholders who are nonresident aliens are subject to U.S. withholding tax on ordinary income dividends (whether received in cash or shares) at a rate of 30% or such lower rate as prescribed by an applicable tax treaty.

     Passive Foreign Investment Companies. Each Fund may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies ("PFICs"). In addition to bearing their proportionate share of the Fund's expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such PFICs. Capital gains on the sale of PFIC holdings will be deemed to be ordinary income regardless of how long the Fund holds its investment. In addition, each Fund may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from PFICs, regardless of whether such income and gains are distributed to shareholders.

     Each Fund intends to treat PFICs as sold on the last day of the Fund's fiscal year and recognize any gains for tax purposes at that time; losses will not be recognized. Such gains will be considered ordinary income which the Fund will be required to distribute even though it has not sold the security and received cash to pay such distributions.

                             INVESTMENT PERFORMANCE

     Each Fund may quote certain total return figures from time to time. A "Total Return" on a per share basis is the amount of dividends distributed per share plus or minus the change in the net asset value per share for a period. A "Total Return Percentage" may be calculated by dividing the value of a share at the end of a period by the value of the share at the beginning of the period and subtracting one. For a given period, an "Average Annual Total Return" may be computed by finding the average annual compounded rate that would equate a hypothetical initial amount invested of $1,000 to the ending redeemable value.

     Average Annual Total Return is computed as follows: ERV = P(1+T)n

Where:  P    =    a hypothetical initial payment of $1,000
        T    =    average annual total return
        n    =    number of years
        ERV  =    ending redeemable value of a hypothetical $1,000 payment
                  made at the beginning of the period at the end of the period
                    (or fractional portion thereof).

      Investment performance figures assume reinvestment of all dividends and distributions and do not take into account any federal, state, or local income taxes which shareholders must pay on a current basis. They are not necessarily indicative of future results. The performance of a Fund is a result of conditions in the securities markets, portfolio management and operating expenses. Although investment performance information is useful in reviewing a Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods. Of course, past performance is not indicative of future results.

     Based on the foregoing formula, the average annual total return for the Driehaus International Growth Fund, the Driehaus International Discovery Fund, the Driehaus Asian Pacific Growth Fund, and the Driehaus Emerging Markets Fund are as follows:

                         AVERAGE ANNUAL TOTAL RETURN
          FUND                FOR THE YEAR ENDED        AVERAGE ANNUAL TOTAL RETURN
  (DATE OF INCEPTION)         SEPTEMBER 30, 1998                   SINCE
  -------------------    ---------------------------    ---------------------------
Driehaus International
  Growth Fund (October
  28, 1996).............                  %                            %
Driehaus International
  Discovery Fund(1)
  (October 1, 1989).....                  %                            %
Driehaus Emerging
  Markets Growth Fund
  (December 31, 1997)...                N/A                            %
Driehaus Asia Pacific
  Growth Fund (December
  31, 1997).............                N/A                            %

------------------
(1) The Driehaus International Discovery Fund's performance data includes the performance of Driehaus International Small Cap Fund, L.P., for periods before the Fund's registration statement became effective.

     In advertising and sales literature, each Fund may compare its performance with that of other mutual funds, indexes or averages of other mutual funds, indexes of related financial assets or data, and other competing investment and deposit products available from or through other financial institutions. The composition of these indexes or averages differs from those of the Funds. Comparison of a Fund to an alternative investment should be made with consideration of differences in features and expected performance. All such indexes and averages will be obtained from sources or reporting services that the

Fund believes to be generally accurate. Each Fund's performance may be compared to indexes or averages, including the following:

Lipper International Fund Index          Morningstar International Stock Average
Lipper Pacific Index                     Morningstar U.S. Diversified Average
Lipper Emerging Market Index             Morningstar Equity Fund Average
ICD International Equity Funds Average   Morningstar Hybrid Fund Average
ICD All Equity Funds Average             Morningstar All Equity Funds Average
ICD General Equity Funds Average*        Morningstar General Equity Average**
ICD Global Equity Funds Average          Morgan Stanley All Country Asia Pacific
ICD International Equity and Global        Index
  Equity Funds Average                   Morgan Stanley European Index
ICD Foreign Securities Index             Morgan Stanley International Small Cap
IFC Emerging Markets Index                 Index


-------------------
 * Includes ICD Aggressive Growth, Growth & Income, Long-Term Growth, and Total Return Averages.

** Includes Morningstar Aggressive Growth, Growth, Balanced Equity Income, and
   Growth & Income Averages.

     The ICD Indexes reflect the unweighted average total return of the largest twenty funds within their respective categories as calculated and published by ICD. The Lipper International Fund index reflects the net asset value weighted return of the ten largest international funds.

     The Lipper, ICD and Morningstar averages are unweighted averages of total return performance of mutual funds as classified, calculated and published by these independent services that monitor the performance of mutual funds. The Fund may also use comparative performance as computed in a ranking by Lipper or category averages and rankings provided by another independent service. Should Lipper or another service reclassify a Fund to a different category or develop (and place a Fund into) a new category, the Fund may compare its performance or ranking with those of other funds in the newly assigned category, as published by the service.

     The Fund may also cite its rating, recognition or other mention by Morningstar or any other entity. Morningstar's rating system is based on risk-adjusted total return performance and is expressed in a star-rating format. The risk-adjusted number is computed by subtracting a Fund's risk score (which is a function of the Fund's monthly returns less the 3-month T-bill return) from the Fund's load-adjusted total return score. This numerical score is then translated into rating categories, with the top 10% labeled five star, the next 22.5% labeled four star, the next 35% labeled three star, the next 22.5% labeled two star, and the bottom 10% one star. A high rating reflects either above-average returns or below-average risk, or both.

     The Fund may also note its mention or recognition in local, national or international newspapers, magazines, newsletters, periodicals or other media from time to time. However, the Fund assumes no responsibility for the accuracy of such data. Such publications may include, but are not limited to, the following:

Barron's                           Mutual Fund News Service
Business Week                      Mutual Fund Values (Morningstar)
CNBC                               Newsweek
Crain's Chicago Business           The New York Times
Consumer Reports                   No-Load Fund Investor
Consumer Digest                    Pension World
Financial World                    Pensions and Investment
Forbes                             Personal Investor
Fortune                            Smart Money
Fund Action                        Stanger's Investment Adviser
Investor's Business Daily          United Mutual Fund Selector
Kiplinger's Personal Finance       USA Today
  Magazine                         U.S. News and World Report
Knight-Ridder                      The Wall Street Journal
Money                              Worth
Mutual Fund Letter                 Your Money


     Each Fund may compare its performance to the Consumer Price Index (All Urban), a widely recognized measure of inflation.

     To illustrate the historical returns on various types of financial assets, each Fund may use historical data provided by Ibbotson Associates, Inc. ("Ibbotson"), a Chicago-based investment firm. Ibbotson constructs (or obtains) very long-term (since 1926) total return data (including, for example, total return indexes, total return percentages, average annual total returns and standard deviations of such returns) for the following asset types:

Common stocks                           Intermediate-term government
Small company stocks                      bonds
Long-term corporate bonds               U.S. Treasury bills
Long-term government bonds              Consumer Price Index

     Each Fund may also use hypothetical returns to be used as an example in a mix of asset allocation strategies. One such example is reflected in the chart below, which shows the effect of tax deferral on a hypothetical investment. This chart assumes that an investor invested $2,000 a year on January 1, for any specified period, in both a

Tax-Deferred Investment and a Taxable Investment, that both investments earn either 6%, 8% or 10% compounded annually, and that the investor withdrew the entire amount at the end of the period. (A tax rate of 39.6% is applied annually to the Taxable Investment and on the withdrawal of earnings on the Tax-Deferred Investment.)

                 TAX-DEFERRED INVESTMENT VS. TAXABLE INVESTMENT

    INTEREST RATE           6%          8%         10%          6%          8%         10%
    -------------           --          --         ---          --          --         ---
  COMPOUNDING YEARS          TAX-DEFERRED INVESTMENT                TAXABLE INVESTMENT
---------------------    --------------------------------    --------------------------------
1....................    $  2,072    $  2,097    $  2,121    $  2,072    $  2,097    $  2,121
5....................      11,178      11,614      12,072      11,141      11,546      11,965
10...................      24,798      26,820      29,098      24,453      26,165       28,00
15...................      41,684      47,304      54,099      40,358      44,675      49,514
20...................      62,943      75,543      91,947      59,362      68,109      78,351
25...................      90,053     115,177     150,484      82,067      97,780     117,014
30...................     124,992     171,554     242,340     109,197     135,346     168,852

     Dollar Cost Averaging. Dollar cost averaging is an investment strategy that requires investing a fixed amount of money in Fund shares at set intervals. This allows an investor to purchase more shares when prices are low and fewer shares when prices are high. Over time, this tends to lower the average cost per share. Like any investment strategy, dollar cost averaging cannot guarantee a profit or protect against losses in a steadily declining market. Dollar cost averaging involves uninterrupted investing regardless of share price and therefore may not be appropriate for every investor.

                              APPENDIX -- RATINGS

RATINGS IN GENERAL

     A rating of a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Adviser believes that the quality of debt securities in which the Fund may invest should be continuously reviewed and that individual analysts give different weights to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources which they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

     The following is a description of the characteristics of ratings of corporate debt securities used by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P").

RATINGS BY MOODY'S

     AAA. Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. Although the various protective elements are likely to change, such changes as can be visualized are unlikely to impair the fundamentally strong position of such bonds.

     AA. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa bonds or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa bonds.

     A. Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     BAA. Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     BA. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     CAA. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     CA. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     NOTE: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

RATINGS BY S&P

     AAA. Debt rated AAA has the highest rating. Capacity to pay interest and repay principal is extremely strong.

     AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

     A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

     BB, B, CCC, CC, AND C. Debt rated BB, B, CCC, CC or C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     C1. This rating is reserved for income bonds on which no interest is being paid.

     D. Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears. The D rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

NOTES:

     The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. Foreign debt is rated on the same basis as domestic debt measuring the creditworthiness of the issuer; ratings of foreign debt do not take into account currency exchange and related uncertainties.

     The "r" is attached to highlight derivative, hybrid and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to noncredit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

                              DRIEHAUS MUTUAL FUNDS
                                    FORM N-1A
                            PART C: OTHER INFORMATION

ITEM 23.             EXHIBITS

   (a)   (i)   Declaration of Trust of Registrant./1/
         (ii)  Amendment to Declaration of Trust of Registrant

   (b)   Bylaws of Registrant./1/

   (c)   None.

   (d)   (i)   Management Agreement. /2/
         (ii)  Letter Agreement./4/
         (iii) Letter Agreement.*

   (e)   None.

   (f)   None.

   (g)   (i)   Custodian Services Agreement. /2/
               (A)   Amendment to Custodian Services Agreement*
         (ii)  Delegation Agreement.
               (A)   Amendment to Delegation Agreement*

   (h)   (i)   Transfer Agency Agreement. /2/
               (A)   Amendment to Transfer Agency Agreement*
         (ii)  Administration Agreement. /2/
               (A)   Amendment to Administrative Agreement*

   (i)   Opinion of Counsel.*

   (j)   Consent of independent accountants.*

   (k)   (i)   Financial Statements included in Part A of the
               Registration Statement*:

                    Driehaus International Growth Fund - Financial Highlights Driehaus Asia Pacific Growth Fund - Financial Highlights Driehaus Emerging Markets Growth Fund - Financial Highlights

         (ii) Financial Statements included in Part B of the Registration Statement*:

               Driehaus International Growth Fund:
               -----------------------------------
                    Report of Independent Public Accountants
                    Schedule of Investments at August 31, 1998
                    Schedule of Investments by Industry at
                    August 31, 1998 Statement of Assets and
                    Liabilities at August 31, 1998 Statement of
                    Operations for the Period Ended August 31, 1998 Statement of Changes in Net Assets for the Period Ended August 31, 1998
                    Notes to Financial Statements

             Driehaus Asia Pacific Growth Fund:
             ----------------------------------

                  Report of Independent Public Accountants
                  Schedule of Investments at September 30, 1998
                  Schedule of Investments by Industry at September 30, 1998 Statement of Assets and Liabilities at September 30, 1998 Statement of Operations for the Period Ended September 30, 1998
                  Statement of Changes in Net Assets for the Period Ended September 30, 1998
                  Notes to Financial Statement.

             Driehaus Emerging Markets Growth Fund:
             --------------------------------------

                  Report of Independent Public Accountants
                  Schedule of Investments at September 30, 1998
                  Schedule of Investments by Industry at September 30, 1998 Statements of Assets and Liabilities at September 30, 1998 Statement of Operations for the Period Ended September 30, 1998
                  Statement of Changes in Net Assets for the Period Ended September 30, 1998
                  Notes to Financial Statements


   (l) Investment Letter of initial investor in Driehaus International Growth Fund. /2/

   (m)   None.

   (n)   Not applicable.

   (o)   Not applicable.

* To be filed by Amendment.

/1/ Incorporated herein by reference to Registrant's initial registration statement filed on June 5, 1996.

/2/ Incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 under the Securities Act of 1933 filed on October 7, 1996.

/3/ Incorporated herein by reference to Registrant's Post-Effective Amendment No. 2 under the Securities Act of 1933 filed on October 31, 1997.

/4/ Incorporated herein by reference to Registrant's Post-Effective Amendment No. 3 under the Securities Act of 1933, filed on December 29, 1997.

ITEM 24.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

            Inapplicable.

ITEM 25. INDEMNIFICATION.

         Article V of Registrant's Declaration of Trust, filed herewith as Exhibit 1, provides for the indemnification of Registrant's trustees, officers, employees and agents against liabilities incurred by them in connection with the defense or disposition of any action or proceeding in which they may be involved or with which they may be threatened, while in office or thereafter, by reason of being or having been in such office, except with respect to matters as to which it has been determined that they acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office ("Disabling Conduct").

         Registrant has obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.


Name Employment            Position with Adviser                       Other Business, Profession, Vocation or
---------------            ---------------------                       ---------------------------------------


Richard H. Driehaus        Chairman of Board, CEO                      Chairman of Board, CEO of Driehaus Securities
                                                                       Corporation (?DSC?)

William R. Andersen        Senior Vice President                       None

Mark Genovise              Vice President                              None

Robert F. Moyer            President, COO                              President, COO of DSC

Diane L. Wallace           Senior Vice President                       Senior Vice President
                           -Operations                                 -Operations of DSC

Mary H. Weiss              Vice President, Secretary, Chief            Vice President, Secretary and Chief
                           Legal Officer                               Legal Officer of DSC

Robert H. Buchen           Vice President                              Vice President of DSC

Martin A. Brown            Vice President                              Vice President of DSC

Dusko Culafic              Vice President and Treasurer                Vice President and Treasurer of DSC

ITEM 27. PRINCIPAL UNDERWRITERS.

         (a)      Not applicable.

         (b)      Not applicable.

         (c)      Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

         All accounts, books and other documents are maintained (i) at the offices of the Registrant, (ii) at the offices of Registrant's investment adviser, Driehaus Capital Management, Inc., 25 East Erie Street, Chicago, Illinois 60611, and 1 East Erie Street, Chicago, Illinois 60611, or (iii) at the offices of Registrant's custodian, The Chase Manhattan Bank, One Pierrepont Plaza, Brooklyn, NY 11201, transfer agent, PFPC, 103 Bellevue Parkway, Wilmington, Delaware 19809, or administrator, PFPC, 103 Bellevue Parkway, Wilmington, Delaware 19809.

ITEM 29. MANAGEMENT SERVICES.

         Not applicable.

ITEM 30. UNDERTAKINGS.

         Not applicable.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 4 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, State of Illinois, on the 16th day of October, 1998.

                                             DRIEHAUS MUTUAL FUNDS



                                             By:  /s/ Richard H. Driehaus
                                             -----------------------------------
                                             Richard H. Driehaus, President



         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 4 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Richard H. Driehaus      President and Trustee (Principal    October 7, 1998
-----------------------      Executive Officer)
Richard H. Driehaus

 /s/ Arthur B. Mellin*       Trustee                             October 7, 1998
-----------------------
Arthur B. Mellin

/s/ Robert F. Moyer          Trustee                             October 7, 1998
-----------------------
Robert F. Moyer

/s/ A.R. Umans*             Trustee                             October 7, 1998
-----------------------
A.R. Umans

/s/ Daniel Zemanek*          Trustee                             October 7, 1998
-----------------------
Daniel Zemanek

/s/ Diane L. Wallace         Treasurer (Principal Financial and  October 7, 1998
-----------------------      Accounting Officer)
Diane L. Wallace

* Robert F. Moyer signs this document pursuant to powers of attorney filed in Registrant?s Post-Effective Amendment No. 2.

/s/ Robert F. Moyer
-----------------------
Robert F. Moyer

                                  EXHIBIT INDEX
                              DRIEHAUS MUTUAL FUNDS
                        FORM N-1A REGISTRATION STATEMENT


  (a)     Declaration of Trust of Registrant./1/

  (b)     Bylaws of Registrant./1/

  (c)     None.

  (d)     (i)      Management Agreement. /2/
          (ii)     Letter Agreement./4/
          (iii)    Letter Agreement.*

  (e)     None.

  (f)     None.

  (g)     (i)      Custodian Services Agreement. /2/
                   (A)  Amendment to Custodian Services Agreement*
          (ii)     Delegation Agreement.
                   (A)  Amendment to Delegation Agreement*

  (h)     (i)      Transfer Agency Agreement. /2/
                   (A)  Amendment to Transfer Agency Agreement*
          (ii)     Administration Agreement. /2/
                   (A)  Amendment to Administrative Agreement*

  (i)     Opinion of Counsel.*

  (j)     Consent of independent accountants.*

  (k)     (i)       Financial Statements included in Part A of the
                    Registration Statement:

                    Driehaus International Growth Fund - Financial Highlights Driehaus Asia Pacific Growth Fund - Financial Highlights Driehaus Emerging Markets Growth Fund - Financial Highlights

          (ii) Financial Statements included in Part B of the Registration Statement:

                    Driehaus International Growth Fund:
                    -----------------------------------
                         Report of Independent Public Accountants
                         Schedule of Investments at August 31, 1998
                         Schedule of Investments by Industry at August 31, 1998 Statement of Assets and Liabilities at August 31, 1998 Statement of Operations for the Period Ended
                         August 31, 1998
                         Statement of Changes in Net Assets for the Period Ended August 31, 1998
                         Notes to Financial Statements

/1/ Incorporated herein by reference to Registrant?s initial registration statement filed on June 5, 1996.

/2/ Incorporated herein by reference to Registrant?s Pre-Effective Amendment No. 1 under the Securities Act of 1933 filed on October 7, 1996.

           Driehaus Asia Pacific Growth Fund:
           ----------------------------------
                  Report of Independent Public Accountants
                  Schedule of Investments at September 30, 1998
                  Schedule of Investments by Industry at September 30, 1998 Statement of Assets and Liabilities at September 30, 1998 Statement of Operations for the Period Ended September 30, 1998
                  Statement of Changes in Net Assets for the Period Ended September 30, 1998
                  Notes to Financial Statement.

          Driehaus Emerging Markets Growth Fund:
          --------------------------------------
                   Report of Independent Public Accountants
                   Schedule of Investments at September 30, 1998
                   Schedule of Investments by Industry at September 30, 1998 Statements of Assets and Liabilities at September 30, 1998 Statement of Operations for the Period Ended September 30, 1998
                   Statement of Changes in Net Assets for the Period Ended September 30, 1998
                   Notes to Financial Statements

  (l) Investment Letter of initial investor in Driehaus International Growth Fund. /2/

  (m)     None.

  (n)     Not applicable.

  (o)     Not applicable.

* To be filed by Amendment.

/3/ Incorporated herein by reference to Registrant?s Post-Effective Amendment No. 2 under the Securities Act of 1933 filed on October 31, 1997.

/4/ Incorporated herein by reference to Registrant, Post-Effective Amendment No. 3 under the Securities Act of 1933, filed on December 29, 1997.